                                File No. 33-63301

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

        FORM N-4 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Post-Effective Amendment No. 2 [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 2

                        (Check appropriate box or boxes.)

                 CML/OFFITBANK Variable Annuity Separate Account
                 -----------------------------------------------
                           (Exact Name of Registrant)

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                   -------------------------------------------
                               (Name of Depositor)

               1295 State Street, Springfield, Massachusetts 01111
               ---------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (413) 744-8411
                                 --------------
                Depositor's Telephone Number, including Area Code

                                Thomas F. English
                  Vice President and Associate General Counsel
                   Massachusetts Mutual Life Insurance Company
                                1295 State Street
                        Springfield, Massachusetts 01111
                        --------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box)

 [_]    immediately upon filing pursuant to paragraph (b) of Rule 485.
 [X]    on May 1, 1998 pursuant to paragraph (b) of Rule 485.
 [_]    60 days after filing pursuant to paragraph (a) or Rule 485.
 [_]    on (date) pursuant to paragraph (a) of Rule 485.

                       STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1997 was filed on or about March 20, 1998.

                           CROSS REFERENCE TO ITEMS
                             REQUIRED BY FORM N-4

N-4 Item                                     Caption in Prospectus
--------                                     ---------------------

1........................................... Cover Page

2........................................... Definitions

3........................................... Fee Table

4........................................... Condensed Financial
                                             Information; Performance
                                             Measures

5........................................... MassMutual and the Separate
                                             Account

6........................................... Contract Charges;
                                             Distribution

7........................................... Miscellaneous Provisions;
                                             An Explanation of the
                                             Contracts; Reservation of
                                             Rights; Contract Owner's
                                             Voting Rights

8........................................... The Annuity (Pay-Out)
                                             Period

9........................................... The Death Benefit

10.......................................... The Accumulation (Pay-In)
                                             Period; Distribution

11.......................................... Right to Return Contract;
                                             Redemption Privilege

12.......................................... Federal Tax Status

13.......................................... None

14.......................................... Additional Information

                                               Caption in Statement of
                                               Additional Information
                                               ----------------------

15............................................ Cover Page

16............................................ Table of Contents

17............................................ General Information

18............................................ Underwriting Arrangements

19............................................ Performance Measures

20............................................ Contract Value Calculations

21............................................ Reports of Independent
                                               Accountants and Financial
                                               Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

   INDIVIDUAL CERTIFICATES UNDER A GROUP DEFERRED VARIABLE ANNUITY CONTRACT
                        WITH FLEXIBLE PURCHASE PAYMENTS
                                   issued by

                CML/OFFITBANK Variable Annuity Separate Account
                                      and
                  Massachusetts Mutual Life Insurance Company
         1295 State Street, Springfield, Massachusetts, (413) 744-8411

THE INDIVIDUAL CERTIFICATES UNDER A DEFERRED VARIABLE ANNUITY CONTRACT WITH FLEXIBLE PURCHASE PAYMENTS (the "Certificates") described in this Prospectus provide for accumulation of Certificate Values on a variable basis and payment of annuity payments on a fixed and variable basis. The Contract is designed for use by employers and other groups either in retirement plans on a Qualified or Non-Qualified basis or for other purposes. The minimum initial Purchase Payment without prior approval for a Certificate under a Contract is $100,000.

Purchase Payments for the Certificates will be allocated to one or more Sub-Account of the CML/OFFITBANK Variable Annuity Separate Account (the "Separate Account") in which Certificate value accumulates on a variable basis. Under certain circumstances, however, Purchase Payments may initially be allocated to the Money Market Sub-Account of the Separate Account during the Right to Examine Contract Period. The Separate Account has four Sub-Accounts, and assets of each Sub-Account are invested in a corresponding Fund. Currently, the Funds available are the: OFFITBANK VIF-High Yield Fund, OFFITBANK VIF-Investment Grade Global Debt Fund and OFFITBANK VIF-Emerging Markets Fund of the OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK VIF") and the Oppenheimer Money Fund of the Oppenheimer Variable Account Funds ("OVAF").

This Prospectus concisely sets forth the information a prospective investor should know before investing and should be retained for future reference. Additional information about the Contract is contained in the Statement of Additional Information which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For the Statement of Additional Information, call (800) 334-8117 or write to Stephen Wells, OFFITBANK, 520 Madison Avenue, New York, New York 10022.

ANY INQUIRIES CAN BE MADE BY TELEPHONE OR IN WRITING TO MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY AT ITS ANNUITY SERVICE CENTER.

This Prospectus and the Statement of Additional Information are dated May 1,
1998.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE CONTRACT OR CERTIFICATES IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACT OR CERTIFICATES IS SUBJECT TO CERTAIN RISKS, INCLUDING THE LOSS OF PURCHASE PAYMENTS.

Table Of Contents

                                                                                         Page
DEFINITIONS ............................................................................... 4
HIGHLIGHTS ................................................................................ 6
CML/OFFITBANK Variable Annuity Separate Account Fee Table ................................. 8
CONDENSED FINANCIAL INFORMATION ........................................................... 9
THE COMPANY ...............................................................................10
THE SEPARATE ACCOUNT ......................................................................10
ELIGIBLE INVESTMENTS ......................................................................11
     The OFFITBANK Variable Insurance Fund, Inc ...........................................11
     Oppenheimer Variable Account Funds ...................................................11
     Voting Rights ........................................................................12
     Substitution of Securities ...........................................................12
CHARGES AND DEDUCTIONS ....................................................................12
     Deduction for Mortality and Expense Risk Charge ......................................13
     Deduction for Administrative Charge ..................................................13
     Deduction for Annual Certificate Maintenance Charge ..................................13
     Deduction for Premium and Other Taxes ................................................14
     Deduction for Eligible Investments Expenses ..........................................14
     Deduction for Transfer Fee ...........................................................14
THE CONTRACT AND CERTIFICATES .............................................................14
     Contract Owner .......................................................................14
     Participant ..........................................................................14
     Joint Participants ...................................................................15
     Annuitant ............................................................................15
     Assignment ...........................................................................15
PURCHASE PAYMENTS AND CERTIFICATE VALUE ...................................................15
     Purchase Payments ....................................................................15
     Allocation of Purchase Payments ......................................................15
     Certificate Value ....................................................................16
     Accumulation Units ...................................................................16
     Accumulation Unit Value ..............................................................16
TRANSFERS .................................................................................16
     Transfers During the Accumulation Period .............................................16
     Transfers During the Annuity Period ..................................................17
WITHDRAWALS ...............................................................................18
     Systematic Withdrawals ...............................................................18
     Suspension or Deferral of Payments ...................................................19
PROCEEDS PAYABLE ON DEATH .................................................................19
     Death of Participant During the Accumulation Period ..................................19
     Death Benefit Amount During the Accumulation Period ..................................19
     Death Benefit Options During the Accumulation Period .................................19
     Death of Participant During the Annuity Period .......................................20
     Death of Annuitant ...................................................................20
     Payment of Death Benefit .............................................................20
     Beneficiary ..........................................................................21
     Change of Beneficiary ................................................................21
ANNUITY PROVISIONS ........................................................................21
     Annuity Guidelines ...................................................................21
     Annuity Payments .....................................................................22
     Fixed Annuity ........................................................................22

                                                                                         Page
     Variable Annuity .....................................................................22
     Annuity Units and Payments ...........................................................22
     Annuity Unit Value ...................................................................22
     Annuity Options ......................................................................23
          Annuity Option A - Life Income ..................................................23
          Annuity Option B - Life Income with Period Certain ..............................23
          Annuity Option C - Joint and Last Survivor Payments .............................23
          Annuity Option D - Joint and 2/3rds Survivor Annuity ............................23
          Annuity Option E - Period Certain ...............................................23
          Annuity Option F - Special Income Settlement Agreement ..........................24
DISTRIBUTION ..............................................................................24
PERFORMANCE INFORMATION ...................................................................24
     Money Market Sub-Account .............................................................24
     Other Sub-Accounts ...................................................................24
TAX STATUS ................................................................................25
     General ..............................................................................25
     Diversification ......................................................................26
     Multiple Certificates ................................................................27
     Tax Treatment of Assignments .........................................................27
     Income Tax Withholding ...............................................................27
     Tax Treatment of Withdrawals - Non-Qualified Certificates ............................27
     Penalty Tax ..........................................................................28
     Qualified Plans ......................................................................28
          H.R. 10 Plans ...................................................................28
          Individual Retirement Annuities .................................................29
          Roth IRAs .......................................................................29
          Corporate Pension And Profit Sharing Plans ......................................29
          Tax Treatment of Withdrawals - Qualified Certificates ...........................29
     Certificates Owned by Other Than Natural Persons .....................................30
FINANCIAL STATEMENTS ......................................................................30
LEGAL PROCEEDINGS .........................................................................30
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ..............................30

 Definitions

ACCUMULATION PERIOD: The period prior to the commencement of Annuity Payments during which Purchase Payments may be made.

ACCUMULATION UNIT: A unit of measure used to determine the value of the Contract Owner's interest in a Sub- Account of the Separate Account during the Accumulation Period.

AGE: The age of any Contract Owner or Annuitant on his/her birthday nearest the date for which age is being determined. For purposes of contract issuance, age shall be considered that which was achieved on the Contract Owner's or Annuitant's last birthday.

ANNUITANT: The primary person upon whose life Annuity Payments are to be made. For purposes of applicable Contract provisions, on or after the Annuity Date, reference to the Annuitant also includes any joint Annuitant.

ANNUITY DATE:  The date on which Annuity Payments begin.

ANNUITY PAYMENTS:  The series of payments that will begin on the Annuity Date.

ANNUITY OPTIONS:  Options available for Annuity Payments.

ANNUITY PERIOD: The period which begins on the Annuity Date and ends with the last Annuity Payment.

ANNUITY RESERVE: The assets which support a variable Annuity Option during the Annuity Period.

ANNUITY SERVICE CENTER: The office at which the administration of the Contract occurs. Prior to July 1, 1998, the Service Center for the Contract will be located at 301 West 11th Street, Fourth Floor, Kansas City, MO 64105 or P.O.
Box 419162, Kansas City, MO 63131, (800) 334-8117. Effective July 1, 1998, the
Service Center will be relocated. After July 1, 1998, please direct all requests and/or inquires to: Annuity Service Center, H563, P.O. Box 9067, Springfield, MA 01102-9067, (800) 334-8117.

ANNUITY UNIT: A unit of measure used to determine the amount of each Variable Annuity Payment after the Annuity Date.

BENEFICIARY: The person(s) or entity(ies) designated to receive the death benefit provided by the Contract.

CERTIFICATE: An ownership interest issued by the Company to a Participant (or two Participants jointly) under the Contract.

CERTIFICATE ANNIVERSARY: An anniversary of the Issue Date of a Certificate.

CERTIFICATE ISSUE DATE: The date on which a Certificate became effective. This date is shown on the Certificate Schedule.

CERTIFICATE VALUE: The sum of the Participant's interest in the Sub-Accounts of the Separate Account during the Accumulation Period.

CERTIFICATE YEAR: The first Certificate Year is the annual period which begins on the Certificate Issue Date. Subsequent Certificate Years begin on each anniversary of the Certificate Issue Date.

CONTRACT ANNIVERSARY:  An anniversary of the Issue Date of the Contract.

CONTRACT ISSUE DATE:  The date on which the Contract became effective.

CONTRACT OWNER: The person(s) or entity(ies) entitled to the ownership rights stated in the Contract.

CONTRACT VALUE: The sum of the Contract Owner's interest in the Sub-Accounts of the Separate Account during the Accumulation Period.

CONTRACT YEAR: The first Contract Year is the annual period which begins on the Issue Date. Subsequent Contract Years begin on each anniversary of the Issue Date.

ELIGIBLE INVESTMENT: An investment entity into which assets of the Separate Account will be invested.

FIXED ANNUITY: A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company.

GENERAL ACCOUNT: The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

NON-QUALIFIED CERTIFICATES: Certificates issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401 or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

PARTICIPANT: The person(s) or entity(ies) entitled to the ownership rights stated in a Certificate.

PREMIUM TAX: A tax imposed by certain states and other jurisdictions when a Purchase Payment is made, when Annuity Payments begin, or when a Contract is surrendered.

PURCHASE PAYMENT: During the Accumulation Period, a payment made by or on behalf of a Contract Owner with respect to the Contract.

QUALIFIED CERTIFICATES: Certificates issued under Qualified Plans which receive favorable tax treatment under Sections 401 or 408 of the Code.

SEPARATE ACCOUNT: The Company's Separate Account designated as CML/OFFITBANK Variable Annuity Separate Account.

SUB-ACCOUNT: Separate Account assets are divided into Sub-Accounts. Assets of each Sub-Account will be invested in shares of an Eligible Investment. Currently, the Eligible Investments available for the Contracts offered hereby are the three Funds of the OFFITBANK VIP and one Fund of the OVAF.

VALUATION DATE: Each day on which the Company, the New York Stock Exchange ("NYSE") and the Eligible Investments are open for business. See the Prospectuses for the Eligible Investments.

VALUATION PERIOD: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VALUATION TIME: The time of the close of the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation date. All actions which are to be performed on a Valuation Date will be performed as of the Valuation Time.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Separate Account.

WRITTEN REQUEST: A request or notice in writing, in a form satisfactory to the Company, which is received by the Annuity Service Center.

Highlights

General

Purchase Payments for the Certificates will be allocated to a segregated investment account of Massachusetts Mutual Life Insurance Company (the "Company") which account has been designated CML/OFFITBANK Variable Annuity Separate Account (the "Separate Account"). As described in Right to Examine Certificate below, Purchase Payments may initially be allocated to the Money Market Sub-Account (see below). The Separate Account has four Sub-Accounts. Each Sub-Account invests in shares of a corresponding Fund. The Funds available under the Certificate are the OFFITBANK VIF-High Yield Fund, OFFITBANK VIF-Investment Grade Global Debt Fund and OFFITBANK VIF -Emerging Markets Fund of OFFITBANK VIF and the Oppenheimer Money Fund of OVAF (See Eligible Investments). Participant(s) bear the investment risk for all amounts allocated to the Separate Account.

Right To Examine Certificate

The Certificate may be returned to the Company for any reason within ten (10) calendar days (or twenty (20) calendar days of the date of receipt with respect to the circumstances described in (c) below) after its receipt by the Participant ("Right to Examine Certificate"). It may be returned to the Company at its Annuity Service Center. The Certificate must be accompanied by a written request signed by the Participant that indicates the Participant wishes to return the Certificate. When the Certificate is received at the Annuity Service Center, it will be voided as if it had never been in force. Upon its return, the Company will refund the Certificate Value next computed after receipt of the Certificate by the Company at its Annuity Service Center except in the following circumstances: (a) where the Certificate is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Purchase Payments, less withdrawals; or (c) in the case of Certificates (including Certificates purchased pursuant to an Individual Retirement Annuity) which are deemed by certain states to be replacing an existing annuity or insurance Contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a), (b) and
(c) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Certificate Value, and will allocate initial Purchase Payments to the Money Market Sub-Account until the expiration of fifteen (15) days from the Issue Date (or twenty-five (25) days in the case of Certificates described under (c) above). Upon the expiration of the fifteen (15) day period (or twenty-five (25) day period with respect to Certificates described under (c)), the Sub-Account value of the Money Market Sub-Account will be allocated to the Separate Account in accordance with the election made by the Participant in the Application.

Charges And Deductions

     Mortality And Expense Risk Charge. Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge which is currently equal, on an annual basis, to 0.38% of the average daily net asset value of the Separate Account. The Company may increase this charge to an amount not to exceed 1.25% of the average daily net asset value of the Separate Account. This charge compensates the Company for assuming the mortality and expense risks under the Certificates. (See Charges and Deductions - Deduction for Mortality and Expense Risk Charge.)

     Administrative Charge. Each Valuation Period, the Company deducts an Administrative Charge which is currently equal, on an annual basis, to .01% of the average daily net asset value of the Separate Account. The Company may increase this charge to an amount not to exceed .25% of the average daily net asset value of the Separate Account. This charge compensates the Company for costs associated with the administration of the Certificates and the Separate Account. (See Charges and Deductions - Deduction for Administrative Charge.)

     Annual Certificate Maintenance Charge. Currently, there is an Annual Certificate Maintenance Charge of $35 deducted on the last day of the Certificate Year. The Company may increase this charge to an amount not to exceed $60 per Certificate Year. The Annual Certificate Maintenance Charge will be deducted from the Sub-Accounts in the same proportion that the amount of the Certificate Value in each Sub-Account bears to the total Certificate Value. If the Annuity Date is not the last day of the Certificate Year, then a pro-rata portion of the Annual Certificate Maintenance Charge will be deducted on the Annuity Date. During the Annuity Period, unless otherwise elected the

Annual Certificate Maintenance Charge will be deducted pro-rata from Annuity Payments and will result in a reduction of each Annuity Payment.

     Premium Taxes. Premium Taxes are charged against Premium Payments or Certificate Values. (See Charges and Deductions - Deduction for Premium and Other Taxes.) The Company currently intends to charge for any Premium Taxes when due.

     Transfer Fee. Under certain circumstances, a Transfer Fee may be assessed during the Accumulation Period when a Participant makes a transfer from one Sub-Account to another Sub-Account or during the Annuity Period when a Participant makes a transfer from one Sub-Account to another Sub-Account or from a Sub-Account to the General Account. (See Charges and Deductions - Deduction for Transfer Fee.)

Federal Income Tax Penalty

There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from NonQualified Certificates. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2;
(b) after the death of the Participant; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Internal Revenue Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Certificates. (See Tax Status - Tax Treatment of Withdrawals Qualified Certificates.) For a further discussion of the taxation of the Certificates, see Tax Status.

See Tax Status - Diversification for a discussion of owner control of the underlying investments in a variable annuity Certificate.

The Certificate

     Transfers. Subject to the conditions imposed on such transfers by the Company, Participants may make unlimited transfers between Sub-Accounts during the Accumulation Period and six (6) transfers per calendar year during the Annuity Period. The Company reserves the right to further limit the number of transfers in the future. The Certificate provides for twelve (12) free transfers per calendar year during the Accumulation Period and six (6) free transfers per calendar year during the Annuity Period. Transfers made in excess of the number of free transfers will result in the imposition of the transfer fee. During the Annuity Period, the Participant may, once each Certificate Year, make a transfer from one or more Sub-Accounts to the General Account. However, transfers cannot be made from the General Account to the Separate Account. The Transfer Fee is the lesser of $20 or 2% of the amount transferred. (See Transfers.)

     Withdrawals. Subject to certain minimums imposed on such withdrawals by the Company, the Participant may, during the Accumulation Period, upon Written Request, make a total or partial withdrawal of the Certificate Withdrawal Value. (See Withdrawals.) Tax penalties may apply. (See Tax Status.)

     Death Benefit. The death benefit during the Accumulation Period will be the Certificate Value. (See Proceeds Payable on Death for an additional discussion.)

     Annuity Options. There are six (6) Annuity Options available for the Participant to choose from. The Participant may elect to have the Certificate Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination Fixed and Variable Annuity. (See Annuity Provisions for a further discussion.)

     Maximum Issue Ages. The maximum issue age is 85. This restriction applies at the time of Certificate issue and upon any change in Participant or Annuitant during the Accumulation Period and applies to both the Participant and the Annuitant. For Joint Participants all provisions which are based upon age, including the maximum issue age, are based on the age of the older of the Joint Participants.

CML/OFFITBANK Variable Annuity Separate Account Fee Table
(See Note 1)

Participant Transaction Expenses

                    There are no sales loads assessed against Purchase Payments or amounts withdrawn. (See Note.)

Transfer Fee (See   No charge is imposed for the first 12 transfers in a
Note 3)             calendar year during the Accumulation Period. Only 6
                    transfers in a calendar year during the Annuity Period are permitted (6 transfers are free). The Fee is the lesser of $20 or 2% of the amount transferred.

Annual Certificate  $35 per Certificate per Certificate Year.
Maintenance Charge
(See Note 4)

Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge                        0.38%
(See Note 5)
Administrative Charge                                    0.01%
(See Note 6)
Total Separate Account Annual Expenses                   0.39%


           ELIGIBLE INVESTMENT'S ESTIMATED ANNUAL EXPENSES FOR 1997
             (as a percentage of the average net assets of a Fund)

                                                                                Total
=====================================================================================
                                                     Advisory      Other      Operating
Fund                                                   Fees       Expenses     Expenses
----                                                 --------     --------    ---------
OFFITBANK VIF - Investment Grade Global Debt Fund       0.80%      0.70%        1.50%
OFFITBANK VIF - Emerging Markets Fund                   0.00%      1.50%        1.50%
OFFITBANK VIF - High Yield Fund                         0.52%      0.63%        1.15%
Oppenheimer Money Fund                                  0.44%      0.04%        0.48%

   (See the Prospectuses for the Eligible Investments for more information.)

Examples

A Participant would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming that the same Fund expenses as shown above for the periods shown in the examples, regardless of whether the Certificate is fully surrendered at the end of each time period, or if the Certificate is not surrendered, or if the Certificate is annuitized.

                                                    1 year   3 years   5 years   10 years
                                                    ------   -------   -------   --------
OFFITBANK VIF - Investment Grade Global Debt Fund    $19       $60       $103      $223
OFFITBANK VIF - Emerging Markets Fund                $19       $60       $103      $223
OFFITBANK VIF - High Yield Fund                      $16       $49       $85       $185
Oppenheimer Money Fund                               $9        $28       $49       $108


Condensed Financial Information*

                           ACCUMULATION UNIT VALUES

                           Sub-Account                   1997       Dec 31, 1997
                      Investment Grade Global Debt       10.00           -
                      Emerging Markets                   10.00           -
                      High Yield                         10.00      10.882432
                      Money                              10.00           -

                         ACCUMULATION UNIT OUTSTANDING

                           Sub-Account                              Dec 31, 1997
                      Investment Grade Global Debt                       0
                      Emerging Markets                                   0
                      High Yield                                     200,000
                      Money                                              0

*Commencement of public offering was May 8, 1997. Since there were no assets in the Global Debt, Emerging Markets or Money Fund, these funds had no unit values or accumulation units outstanding as of December 31, 1997.

Financial Statements

For audited financial statements and other information concerning the financial condition of CML/OFFITBANK Variable Annuity Separate Account, see the Statement of Additional Information.

Notes To Fee Table And Examples

     1. The purpose of the Fee Table is to assist Participants in understanding the various costs and expenses that a Participant will incur directly or indirectly. The Examples assume an average Certificate Value of $500,000. The Fee Table reflects expenses of the Separate Account as well as the Eligible Investments. For additional information, see Charges and Deductions in this Prospectus and the Prospectuses for the Eligible Investments.

     2. The Certificates are offered without the imposition of a front-end sales load or a back-end sales load (often referred to as a contingent deferred sales load).

     3. Transfers made by the Company at the end of the Right to Examine Certificate period will not be counted in determining the application of the Transfer Fee. The Transfer Fee is the lesser of $20 or 2% of the amount transferred. All transfers made during a Valuation Period are deemed to be one transfer.

     4. Currently, the Annual Certificate Maintenance Charge is $35 each Certificate Year and is deducted on the last day of the Certificate Year. The Company may increase this charge to an amount not to exceed $60 per Certificate Year. If a total withdrawal is made on other than the last day of the Certificate Year, the full Annual Certificate Maintenance Charge will be deducted at the time of the total withdrawal. The Annual Certificate Maintenance Charge will be deducted from Sub-Accounts in the same proportion that the amount of the Certificate Value in each Sub- Account bears to the total Certificate Value. If the Annuity Date is not the last day of the Certificate Year, then a pro-rata portion of the Annual Certificate Maintenance Charge will be deducted on the Annuity Date. During the Annuity Period, unless the Annual Certificate Maintenance Charge will be deducted pro-rata from Annuity Payments regardless of Certificate size and will result in a reduction of each Annuity Payment. (See Charges and Deductions Deduction for Annual Certificate Maintenance Charge.) The examples reflect the $35 Annual Certificate Maintenance Charge as an annual charge of .007% of assets, based on an anticipated average Certificate Value of $500,000.

     5. The current Mortality and Expense Risk Charge is equal on an amount basis to 0.38% of the average daily net asset value of the Separate Account. The Company may increase this charge to an amount not to exceed 1.25% of the average daily net asset value of the Separate Account.

     6. The current Administrative Charge is equal on an amount basis to 0.01% of the average daily net asset value of the Separate Account. The Company may increase this charge to an amount not to exceed 0.25% of the average daily net asset value of the Separate Account.

     7. Premium Taxes are not reflected. Premium taxes may apply. (See Charges and Deductions - Deduction for Premium and Other Taxes.)

     8. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The Company

Massachusetts Mutual Life Insurance Company ("MassMutual" or "the Company") is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. It is currently licensed to transact life (including variable life), accident, and health insurance business in all states, Puerto Rico, the District of Columbia and certain provinces of Canada. As of December 31, 1997, the Company had total assets under management in excess of $152 billion. On February 29, 1996, Connecticut Mutual Life Insurance Company ("CML") merged with and into the Company. Upon the merger, CML's existence ceased and the Company became the surviving company under the name Massachusetts Mutual Life Insurance Company. All of the Certificates that were issued by CML and, at the time of the merger, were assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, the Certificates as originally issued by CML.

The Separate Account

The Company established a segregated asset account pursuant to Connecticut insurance law on September 8, 1995. This segregated asset account has been designated CML/OFFITBANK Variable Annuity Separate Account (the "Separate Account"). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). As a result of the merger the Company, MassMutual, assumed ownership of the Separate Account and the Separate Account is now governed by Massachusetts law.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other Certificate liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts and Certificates, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Certificates are general obligations. The Separate Account meets the definition of a "separate account" under federal securities laws.

The Separate Account currently is divided into Sub-Accounts, with the assets of each Sub-Account invested in one or more shares of the OFFITBANK VIF-High Yield Fund, OFFITBANK VIF-Investment Grade Global Debt Fund and OFFITBANK VIF-Emerging Markets Fund of OFFITBANK VIF or the Oppenheimer Money Fund of OVAF. There is no assurance that the investment objectives of any of the Eligible Investments will be met. Participants bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Certificate Values will fluctuate in accordance with the investment performance of the Sub-Accounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Certificates.

Eligible Investments

The following are the current Eligible Investments and individual Funds that can be selected as the underlying investments of the Certificate. While a brief summary of the various investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for each of the Eligible Investments which are included with this Prospectus.

The OFFITBANK Variable Insurance Fund, Inc.

The OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK VIF") is an organized open-end, management investment company consisting of three separate Funds. OFFITBANK, a trust company specializing in global fixed income management, serves as the Funds' investment adviser. OFFITBANK's address is 237 Park Avenue, Suite 910, New York, New York 10017. The Funds and their investment objectives and policies are as follows:

OFFITBANK VIF - High Yield Fund. This Fund seeks high current income with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 65% of its total assets in U.S. corporate fixed income securities rated below investment grade offering potential returns that are sufficiently high to justify the greater investment risks.

OFFITBANK VIF - Investment Grade Global Debt Fund. This Fund seeks a competitive fixed-income total investment return by investing, under normal circumstances, at least 75% of its total assets in a wide range of investment grade debt securities issued anywhere in the world, including the United States, and denominated in any currency, including U.S. dollars. Up to 25% of the Fund's total assets may be invested in below investment grade debt securities.

OFFITBANK VIF - Emerging Markets Fund. This Fund seeks to provide investors with a competitive total investment return by focusing on current yield and opportunities for capital appreciation primarily by investing in corporate and sovereign debt securities of emerging market countries. Under normal circumstances, the Fund will invest at least 80% of its total assets in debt instruments, but may invest up to 20% of its total assets in equity securities.

The OFFITBANK VIF - High Yield Fund And OFFITBANK VIF - Emerging Markets Fund May Invest Primarily In, And The OFFITBANK VIF - Investment Grade Global Debt Fund May Invest Up To 25% Of Their Total Assets, In High Yield, High Risk Corporate Debt Securities And Sovereign Debt Obligations Which Are Considered Speculative And Subject To Certain Risks.

Oppenheimer Variable Account Funds

The Oppenheimer Variable Account Funds ("OVAF") is an open-end management investment company. OVAF's investment adviser is OppenheimerFunds, Inc. ("OFI"), which (including a subsidiary) advises investment company portfolios having over $75 billion in assets and nearly 3.5 million shareholder accounts. OFI has operated as an investment adviser since 1959. OFI is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the OFI and controlled by MassMutual. OFI's address is Two World Trade Center, New York, New York 10048.

Oppenheimer Money Fund

The Money Fund seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. Its shares are neither insured nor guaranteed by the U.S. government, and there is no assurance that this Fund will be able to maintain a stable net asset of $1.00 per share.

Voting Rights

As long as the Separate Account continues to operate as a unit investment trust under the Investment Company Act of 1940, the Certificate Owner during the lifetime of the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give instructions as to how the shares of the Funds held in the Separate Account (or other securities held in lieu of such shares ) deemed attributable to the Certificate should be voted at meetings of shareholders of the Funds. Those persons entitled to give voting instructions will be determined as of the record date for the meeting.

The number of Fund shares held in the Separate Account deemed attributable to a Certificate Prior to its Maturity Date and during the lifetime of the Annuitant will be determined by dividing the Certificate's value held in each Sub- Account of the Separate Account, if any, by $100. Fractional votes are counted. After the Maturity Date or after the death of the Annuitant, the number of Fund shares deemed attributable to the Certificate will be based on the liability for future Variable Monthly Annuity payments under the Certificate as of the record date and thus the voting rights will decrease as payments are made.

Certificate Owners or beneficiaries will receive proxy material and a form with which voting instructions may be given. Fund shares held by the Separate Account as to which no effective instructions have been received will be voted for or against any proposition in the same proportion as the shares as to which instructions have been received.

In situations where the Annuitant is not the Certificate Owner, the Annuitant will have the right to instruct the Certificate Owner with respect to the votes attributable to any vested interest the Certificate Owner has in the Certificate. MassMutual's obligation in this instance will be to make available to the Certificate Owner copies of the proxy material for distribution to the Annuitant. Votes representing interest as to which the Certificate Owner is not instructed may, in turn, be voted by the Certificate Owner in his discretion.


Substitution Of Securities

If the shares of any Eligible Investment are no longer available for investment by the Separate Account or, if in the judgment of the Company's Board of Directors, further investment in the shares should become inappropriate in view of the purpose of the Certificates, the Company may limit further purchase of such shares or may substitute shares of another Eligible Investment for shares already purchased under the Certificates. No substitution of securities may take place without prior approval of the Securities and Exchange Commission or other applicable regulatory authority and under the requirements such authority may impose.

Charges And Deductions

Various charges and deductions are made from the Certificate Value and the Separate Account. These charges and deductions are described below:

Deduction For Mortality And Expense Risk Charge

Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge which is equal, on an annual basis, to 0.38% of the average daily net asset value of the Separate Account. The Company may increase this charge; however, the maximum Mortality and Expense Risk Charge will not exceed 1.25% of the average daily net asset value of the Separate Account. In the event of an increase, the Company will give Participants 90 days prior notice of the increase. The mortality risks assumed by the Company arise from its contractual obligation to make Annuity Payments after the Annuity Date (determined in accordance with the Annuity Option chosen by the Participant) regardless of how long all Annuitants live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the Annuity Payments the Annuitant will receive under the Certificate. Further, the Company bears a mortality risk in that it guarantees the annuity purchase rates for the Annuity Options under the Certificate whether for a Fixed Annuity or a Variable Annuity. Also there is a mortality risk borne by the Company with respect to the death benefit. The expense risk assumed by the Company is that all actual expenses involved in administering the Certificates, including Certificate maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Certificate Maintenance Charge and the Administrative Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit from this charge.

Deduction For Administrative Charge

Each Valuation Period, the Company deducts an Administrative Charge which is equal, on an annual basis, to 0.01% of the average daily net asset value of the Separate Account. The Company may increase this charge; however, the maximum Administrative Charge will not exceed 0.25% of the average daily net asset value of the Separate Account. In the event of an increase, the Company will give Participants 90 days prior notice of the increase. This charge, together with the Annual Certificate Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Certificates and the Separate Account. These expenses include but are not limited to: preparation of the Certificates, confirmation statements, annual and periodic reports, maintenance of Participant records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Participant servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Certificate may have no relationship to the administrative costs actually incurred by that Certificate. The Company does not intend to profit from this charge.

This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses.

Deduction For Annual Certificate Maintenance Charge

Currently, the Annual Certificate Maintenance Charge is $35 each Certificate Year and is deducted on the last day of the Certificate Year. This charge may be increased but it will not exceed $60 per Certificate Year. In the event of an increase, the Company will give Participants 90 days prior notice of the increase. If a total withdrawal is made on other than the last day of the Certificate Year, the full Annual Certificate Maintenance Charge will be deducted at the time of the total withdrawal. The Annual Certificate Maintenance Charge will be deducted from the Sub-Accounts in the same proportion that the amount of the Certificate Value in each Sub-Account bears to the total Certificate Value. If the Annuity Date is not the last day of the Certificate Year, then a pro-rata portion of the Annual Certificate Maintenance Charge will be deducted on the Annuity Date. During the Annuity Period, unless otherwise elected the Annual Certificate Maintenance Charge will be deducted pro-rata from Annuity Payments and will result in a reduction of each Annuity Payment. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

Deduction For Premium And Other Taxes

Currently, any Premium Taxes relating to the Certificates will be deducted from the Purchase Payments or from Certificate Value when incurred. The Company will, in its sole discretion, determine when Premium Taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of Annuity Payments. Premium Taxes generally range from 0% to 3.5%. The Company will deduct any withholding taxes required by applicable law.

The Company reserves the right to establish a provision for federal income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company is not currently making any provision for federal income taxes.

Deduction For Eligible Investment Expenses

There are other deductions from and expenses paid out of the assets of the Eligible Investments, including amounts paid for advisory and operating fees, which are described in the accompanying Prospectuses for the Eligible Investments.

Deduction For Transfer Fee

Subject to certain minimums and to any limitations imposed by the Company on the number of transfers (currently, unlimited during the Accumulation Period and six
(6) during the Annuity Period) Participants may transfer all or part of the Participant's interest in a Sub-Account to another Sub-Account or during the Annuity Period from a Sub- Account to the General Account without the imposition of any fee or charge if there have been no more than the number of free transfers permitted. If more than the number of free transfers have been made, the Company will deduct a Transfer Fee for each subsequent transfer permitted. The Transfer Fee is the lesser of $20 or 2% of the amount transferred. Transfers made by the Company at the end of the Right to Examine Certificate period will not be counted in determining the application of the Transfer Fee. All transfers made during a Valuation Period are deemed to be one transfer.

The Contract And Certificates

Contract Owner

The Contract Owner is the person(s) or entities entitled to ownership rights stated in the Contract and not otherwise delegated to the Participant. The Contract Owner is usually an employer or other sponsor of a group consisting of the Participants. If the Contract is purchased in connection with an employee benefit plan, the plan may govern which ownership rights under the Contract are delegated to Participants and which are left with the Contract Owner.

Participant

The Participant is the person(s) or entity(ies) entitled to ownership rights stated in the Certificate. The Participant is the person designated as such on the Issue Date, unless changed.

The Participant may change owners at any time prior to the Annuity Date by Written Request. A change of Participant will automatically revoke any prior designation of Participant. The change will become effective as of the date the Written Request is received. A new designation of Participant will not apply to any payment made or action taken by the Company prior to the time it was received. Any change of Participant is subject to the Company's underwriting rules then in effect. (See Tax Status - General.)

Joint Participants

The Certificate can be owned by Joint Participants. If Joint Participants are named, any Joint Participant must be the spouse of the other Participant. Upon the death of either Participant, the surviving spouse will be the Primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request. Unless otherwise specified in the application for the Certificate, if there are Joint Participants both signatures will be required for all Participant transactions except telephone transfers. If the telephone transfer option is elected and there are Joint Participants, either Joint Participant can give telephone instructions.

Annuitant

The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by the Participant at the Issue Date, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Certificate which is owned by a non-natural person. Any change of Annuitant is subject to the Company's underwriting rules then in effect. In the case of certain Qualified Certificates the Participant must be the Annuitant.

Assignment

A Written Request specifying the terms of an assignment of the Certificate must be provided to the Annuity Service Center. Until the Written Request is received, the Company will not be required to take notice of or be responsible for any transfer of interest in the Certificate by assignment, agreement, or otherwise. The Company will not be responsible for the validity or tax consequences of any assignment. Any assignment made after the death benefit has become payable will be valid only with the Company's consent. If the Certificate is assigned, the Participant's rights may only be exercised with the consent of the assignee of record. The consent of any Irrevocable Beneficiaries is required before assignment of proceeds can happen.

Purchase Payments And Certificate Value

Purchase Payments

Initial Purchase Payment is due on the Issue Date. The minimum initial Purchase Payment the Company will accept is $100,000. The minimum subsequent Purchase Payment the Company will accept is $10,000, unless the Participant has elected the automatic investment option in which case the Company will accept a minimum of $5,000. The maximum total Purchase Payment is $5 million. Purchase Payments above these amounts must be pre-approved by the Company. The Company reserves the right to reject any Application or Purchase Payment.

Allocation Of Purchase Payments

The allocation of the initial Purchase Payment is made in accordance with the selection made by the Participant at the time the Certificate is issued, except in the circumstances described under Right to Examine Certificate. In those circumstances, the Company will allocate initial Purchase Payments to the Money Market Sub-Account until the expiration of the Right to Examine Certificate period. Upon expiration, the Certificate Value will be reallocated in accordance with the Participant's selection. Unless otherwise changed by Written Request by the Participant, subsequent Purchase Payments are allocated in accordance with the same selection as the initial Purchase Payment.

If the Purchase Payments and forms required to issue a Certificate are in good order, the initial Purchase Payment will be credited to the Certificate within
(2) business days after receipt at the Annuity Service Center. Additional Purchase Payments will be credited to the Certificate as of the Valuation Period when they are received. If the forms required to issue a Certificate are not in good order the Company will attempt to get them in good order or the Company will return the forms and the Purchase Payment within five (5) business days, unless it has been authorized otherwise by the purchaser.

Certificate Value

The Certificate Value is the sum of the Participant's interest in the Sub-Accounts for any Valuation Date during the Accumulation Period. It will fluctuate from one Valuation Period to the next, and may be more or less than aggregate Purchase Payments made. The Participant's interest in a Sub-Account is determined by multiplying the number of Accumulation Units credited to the Certificate by the Accumulation Unit Value for that Sub-Account.

Accumulation Units

During the Accumulation Period, Accumulation Units shall be used to account for all amounts allocated to or withdrawn from the Sub-Accounts of the Separate Account as a result of Purchase Payments, withdrawals, transfers, or fees and charges. The Company will determine the number of Accumulation Units of a Sub-Account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the Sub-Account by the dollar value of one Accumulation Unit of the Sub-Account as of the end of the Valuation Period during which the request for the transaction is received at the Annuity Service Center.

Accumulation Unit Value

The Accumulation Unit Value for each Sub-Account was arbitrarily set initially at $10. Subsequent Accumulation Unit Values for each Sub-Account are determined for each Valuation Period by multiplying the Accumulation Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the current Valuation Period.

The Net Investment Factor for each Sub-Account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the fund or portfolio of an Eligible Investment held by the Sub-Account for the current Valuation Period; plus (ii) any dividend per share declared on behalf of such fund or portfolio of an Eligible Investment that has an ex-dividend date within the current Valuation Period; less (iii) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation or maintenance of the Sub-Account.

B is the net asset value per share of the fund or portfolio held by the Sub-Account for the immediately preceding Valuation Period.

C is the cumulative charge for the Mortality and Expense Risk Charge and for the Administrative Charge.

The Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period.

Transfers

Transfers During The Accumulation Period

Subject to certain limitations imposed by the Company on the number of transfers (currently, unlimited) that can be made during the Accumulation Period, the Participant may transfer all or part of the Participant's interest in a Sub-Account by Written Request. No fee will be imposed if there have been no more than the number of free transfers allowed (currently, twelve (12) per calendar year). All transfers are subject to the following:

     1. If more than the number of free transfers have been made, the Company will deduct a Transfer Fee, (see Charges and Deductions - Deduction for Transfer
Fee) for each subsequent transfer permitted. The Transfer Fee will be deducted from the Participant's interest in the Sub-Account from which the transfer is made. However, if the Participant's entire interest in a Sub-Account is being transferred, the Transfer Fee will be deducted from the amount which is transferred. If Certificate Values are being transferred from more than one Sub-Account, any Transfer Fee will be allocated to those Sub-Accounts on a pro-rata basis in proportion to the amount transferred from each Sub-Account.

     2. The minimum amount which can be transferred is $10,000 (from one or multiple Sub-Accounts) or the Participant's entire interest in the Sub-Account, or the minimum amount permitted by applicable state law, if less. The minimum amount which must remain in a Sub-Account after a transfer is $10,000 or $0 if the entire amount in the Sub-Account is transferred.

     3. The Certificate provides that the Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above. However, the Company has agreed to give prior notice to OFFITBANK of any proposed termination, suspension or modification of the transfer privilege.

Participants can elect to make transfers by telephone. To do so, Participants must submit a completed Written Request electing the telephone transfer privilege. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost or expense incurred by the Participant for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

If there are Joint Participants, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Participants.

Transfers During The Annuity Period

During the Annuity Period, the Participant may make transfers (currently, six
(6) per calendar year), by Written Request, as follows:

     1. The Participant may make transfers of Annuity Reserves between Sub-Accounts, subject to any limitations imposed by the Company on the number of transfers (currently, six (6) transfers per calendar year) that can be made during the Annuity Period. Currently, six (6) transfers permitted per calendar year during the Annuity Period are free (no Transfer Fee will be imposed).

     2. The Participant may, once each Certificate Year, make a transfer from one or more Sub-Accounts to the General Account. The Participant may not make a transfer from the General Account to the Separate Account.

     3. Transfers of Annuity Reserves between Sub-Accounts will be made by converting the number of Annuity Units attributable to the Annuity Reserves being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units.

The amount transferred to the General Account from a Sub-Account will be based on the Annuity Reserves for the Participant in that Sub-Account. Transfers to the General Account will be made by converting the Annuity Units being transferred to purchase fixed Annuity Payments under the Annuity Option in effect and based on the Age of the Annuitant at the time of the transfer.

     4. The minimum amount which can be transferred is $10,000 or the Participant's entire interest in the Sub-Account, or the minimum amount permitted by applicable state law, if less. The minimum amount which must remain in a Sub-Account after a transfer is $10,000 or $0 if the entire amount in the Sub-Account is transferred.

     5. The Certificate provides that the Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above. However, the Company has agreed to give prior notice to OFFITBANK of any proposed termination, suspension or modification of the transfer privilege.

Participants can elect to make transfers by telephone. To do so, Participants must submit a completed Written Request electing the telephone transfer privilege. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost or expense incurred by the Participant for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company.

If there are Joint Participants, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Participants.

Withdrawals

During the Accumulation Period, the Participant may, upon a Written Request, make a total or partial withdrawal of the Certificate Withdrawal Value. The Certificate Withdrawal Value is:

1. The Certificate Value as of the end of the Valuation Period during which a Written Request for a withdrawal is received; less

2.   Any applicable Premium Taxes not previously deducted; less

3.   The Annual Certificate Maintenance Charge, if any; less

4. Any Purchase Payments credited to the Certificate when based upon checks that have not cleared the drawer bank.

A withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the Participant's interest in the Sub-Account bears to the total Certificate Value. The Participant must specify by Written Request in advance which Sub-Account Units are to be canceled if other than the above method is desired. If the Participant makes a total withdrawal, all of the Participant's rights and interests in the Certificate will terminate.

The Company will pay the amount of any withdrawal within seven (7) days of receipt of a request in good order unless the Suspension or Deferral of Payments provision is in effect (or unless a shorter period is required under applicable law or regulation). Each partial withdrawal must be for at least $10,000 or the Participant's entire interest in the Sub-Account, if less. The minimum Certificate Value which must remain in the Certificate after a partial withdrawal is $50,000. The Company reserves the right to limit the number of partial withdrawals that can be made from a Certificate. Currently, there are no limitations on the number of partial withdrawals. Certain tax withdrawal penalties and restrictions may apply to withdrawals from Certificates. (See Tax Status.)

Systematic Withdrawals

The Company permits a Systematic Withdrawal Plan which enables a Participant to pre-authorize (by providing the Company with a Written Request) a periodic exercise of the contractual withdrawal rights. Systematic withdrawals are made on any monthly date specified by the Participant (or the next following Valuation Date if the monthly date is not a Valuation Date). If no start date is selected, the Company will automatically begin systematic withdrawals within five (5) business days after the Written Request is received. Participants must be 59 1/2 or older to participate in the program. A minimum Certificate Value of $100,000 at the time the Systematic Withdrawal Plan is elected is required. Certain tax penalties may apply to withdrawals from the Certificates (See Tax Status - Tax Treatment of Withdrawals - Qualified Certificates.) Participants can choose the frequency at which withdrawals will be made, i.e., monthly, quarterly, semi-annually or annually. The amount will be withdrawn proportionately from each Sub-Account held under the Certificate unless otherwise directed by the Participant.

Changes to selections made by the Participant may be made by Written Request. The Systematic Withdrawal Option will terminate if: (i) the total Certificate Value is withdrawn; (ii) the last withdrawal as selected by the Participant has been made; (iii) there is insufficient Certificate Value in the Sub-Account to complete the withdrawal; (iv) Annuity Payments have commenced; or (v) a Written Request from the Participant to terminate the option has been received at the Annuity Service Center at least (5) business days prior to the next withdrawal request. Participants who elect to terminate the Systematic Withdrawal Plan may re-institute the Plan by Written Request.

Participants currently participating in the automatic premium system may not simultaneously participate in the Systematic Withdrawal Plan. All the provisions relating to withdrawals contained in the Certificate are applicable to the Systematic Withdrawal Plan.

Suspension Or Deferral Of Payments

The Company reserves the right to suspend or postpone payments for a withdrawal or transfer for any period when:

1. The New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   Trading on the New York Stock Exchange is restricted;

3. An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

4. During any other period when the Securities and Exchange Commission, by order, so permits for the protection of Participants;

provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

Proceeds Payable On Death

Death Of Participant During The Accumulation Period

Upon the death of the Participant or a Joint Participant during the Accumulation Period, the death benefit will be paid to the Primary Beneficiary designated by the Participant. Upon the death of a Joint Participant, the surviving Joint Participant, if any, will be treated as the Primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a Contingent Beneficiary, unless previously changed by Written Request.

A Beneficiary may request that the death benefit be paid under one of the Death Benefit Options below. If the Beneficiary is the spouse of the Participant he or she may elect to continue the Certificate at the then current Certificate Value (which may be less than the Death Benefit) in his or her own name and exercise all the Participant's rights under the Certificate. In the event of the simultaneous death of Joint Participants, death benefits will be determined in accordance with state law.

Death Benefit Amount During The Accumulation Period

The death benefit during the Accumulation Period will be the Certificate Value determined and paid as of the end of the Valuation Period during which the Company receives both due proof of death and an election of the payment method.

Death Benefit Options During The Accumulation Period

A non-spousal Beneficiary must elect the death benefit to be paid under one of the following options in the event of the death of the Participant during the Accumulation Period:

Option 1 - lump sum payment of the death benefit; or

Option 2 - the payment of the entire death benefit within five (5) years of the date of the death of the Participant; or

Option 3 - payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one (1) year of the date of death of the Participant or any Joint Participant.

Any portion of the death benefit not applied under Option 3 within one (1) year of the date of the Participant's death, must be distributed within five (5) years of the date of death.

A spousal Beneficiary may elect to continue the Certificate in his or her own name, elect a lump sum payment of the death benefit or apply the death benefit to an Annuity Option.

If a lump sum payment is requested, the amount will be paid within seven (7) days of receipt of proof of death and the election, unless the Suspension or Deferral of Payments Provision is in effect.

Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date of receipt by the Company of proof of death.

Death Of Participant During The Annuity Period

If the Participant or a Joint Participant, who is not the Annuitant, dies during the Annuity Period, any remaining payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at such Participant's death. Upon the death of a Participant during the Annuity Period, the Beneficiary becomes the Participant.

Death Of Annuitant

Upon the death of the Annuitant, who is not a Participant, during the Accumulation Period, the Participant may designate a new Annuitant, subject to the Company's underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, the Participant will become the Annuitant. If the Participant is a non- natural person, the death of the Annuitant will be treated as the death of the Participant and a new Annuitant may not be designated. (See Death of Participant During Accumulation Period.)

Upon the death of the Annuitant on or after the Annuity Date, the death benefit, if any, will be as specified in the Annuity Option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Payment Of Death Benefit

The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

1.   a certified death certificate;

2. a certified decree of a court of competent jurisdiction as to the finding of death; or

3.   any other proof satisfactory to the Company.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

Beneficiary

The Beneficiary designation in effect on the Issue Date will remain in effect until changed. Unless the Participant provides otherwise, the death benefit will be paid in equal shares to the Beneficiary(ies) as follows:

1. to the Primary Beneficiary(ies) who survive the Participant's and/or the Annuitant's death, as applicable; or if there are none

2. to the Contingent Beneficiary(ies) who survive the Participant's and/or the Annuitant's death, as applicable; or if there are none

3.   to the estate of the Participant.

Beneficiaries may be named irrevocably. In that case a change of Beneficiary requires the consent of any irrevocable Beneficiary. If an irrevocable Beneficiary is named, the Participant retains all other contractual rights.

Change Of Beneficiary

Subject to the rights of any irrevocable Beneficiary(ies), the Participant may change the Primary Beneficiary(ies) or Contingent Beneficiary(ies). A change may be made by Written Request. The change will take effect as of the date the notice is signed. The Company will not be liable for any payment made or action taken before it records the change.

Annuity Provisions

Annuity Guidelines

Once the Certificate reaches the Annuity Date, the following guidelines apply:

     1. The Participant may elect to have the Certificate Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination Fixed and Variable Annuity. If a combination is elected, the Participant must specify what part of the Certificate Value is to be applied to the Fixed and Variable options.

     2. The amount applied to an Annuity Option on the Annuity Date, excluding any death benefit proceeds applied to an Annuity Option, is equal to the Certificate Value minus any applicable Premium Tax and Annual Certificate Maintenance Charge.

     3. If the amount to be applied under an Annuity Option is less than $2,000, the Company reserves the right to pay the amount in a lump sum. If any Annuity Payment is less than $100, the Company reserves the right to change the payment basis to equivalent quarterly, semi-annual or annual payments.

     4. Participants select an Annuity Date at the Issue Date. Participants may change the Annuity Date at any time prior to the Annuity Date by Written Request 30 days prior to the new Annuity Date. The Annuity Date must be the first day of a calendar month. The Annuity Date cannot be earlier than five years after the Issue Date. The latest permitted Annuity Date is the earlier of: (i) the 90th birthday of the Owner or Annuitant or the oldest Joint Annuitant; or (ii) the latest date permitted under state law.

     5. If no Annuity Option has been chosen at least thirty (30) calendar days before the Annuity Date, the Company will make payments to the Annuitant under Option B, with 10 years of payments guaranteed. Unless specified otherwise, the then Certificate Value shall be used to provide a Variable Annuity.

Annuity Payments

The Company will make Annuity Payments beginning on the Annuity Date, provided no death benefit has become payable and the Participant has by Written Request selected an available Annuity Option and payment schedule. Except as otherwise agreed to by the Participant and the Company, Annuity Payments will be payable monthly unless another Annuity Payment frequency is selected by the Participant. The Annuity Option and frequency of Annuity Payments may not be changed by the Participant after Annuity Payments begin. Unless the Participant specifies otherwise, the payee of the Annuity Payments shall be the Annuitant.

If the amount of the Annuity Payment will depend on the age or sex of the Annuitant, the Company reserves the right to ask for satisfactory proof of the Annuitant's (or Joint Annuitant's, if any) age and sex. The Company reserves the right to delay Annuity Payments until acceptable proof is received.

The Mortality and Expense Risk Charge is assessed during both the Accumulation Period and Annuity Period. The Company will continue to assess the Mortality and Expense Risk Charge during payment of an Annuity Option that does not involve life contingency even though the Company no longer bears any mortality risk on such payment obligation.

Fixed Annuity

A Fixed Annuity provides for payments which do not fluctuate based on investment performance.

Fixed Annuity payments shall be determined by applying the Annuity Purchase Rates set forth in the Fixed Annuity Rate Tables contained in the Certificate to the portion of the Certificate Value allocated to the Fixed Annuity Option selected by the Participant.

Variable Annuity

A Variable Annuity provides for payments which may fluctuate based on the investment performance of the Sub- Accounts of the Separate Account. Variable Annuity Payments will be based on the Sub-Accounts' Annuity Units credited to the Variable Annuity Option.

Annuity Units And Payments

The dollar amount of each Variable Annuity payment depends on the number of Annuity Units credited to that Annuity Option, and the value of those Units. The number of Annuity Units is determined as follows:

     1. The number of Annuity Units credited in each Sub-Account will be determined by dividing the product of the portion of the Certificate Value to be applied to the Sub-Account and the Annuity Purchase Rate by the value of one Annuity Unit in that Sub-Account on the Annuity Date. The purchase rates are set forth in the Variable Annuity Rate Tables in the Certificate.

     2. For each Sub-Account, the amount of each Annuity Payment equals the product of the Annuitant's number of Annuity Units and the Annuity Unit Value on the payment date. The amount of each payment may vary.

Annuity Unit Value

The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

     1. The Net Investment Factor for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding Valuation Period.

     2. The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding Valuation Date. The assumed investment rate is based on an effective annual rate of 4%.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Annuity Options

The Participant may choose periodic Fixed and/or Variable Annuity Payments under any one of the Annuity Options described below. The Company may consent to other plans of payment before the Annuity Date.

The following Annuity Options are available:

Annuity Option A - Life Income

Periodic payments will be made as long as the Annuitant lives. UNDER THIS OPTION IT WOULD BE POSSIBLE FOR ONLY ONE (1) ANNUITY PAYMENT TO BE MADE IF THE ANNUITANT WERE TO DIE BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT; ONLY TWO (2) ANNUITY PAYMENTS IF THE ANNUITANT WERE TO DIE BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT; AND SO FORTH.

Annuity Option B - Life Income with Period Certain

Periodic payments will be made for a guaranteed period, or as long as the Annuitant lives, whichever is longer. The guaranteed period may be five (5), ten
(10) or twenty (20) years. If the Beneficiary does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the guaranteed Annuity Payments remaining commuted and paid in a lump sum.

Annuity Option C - Joint and Last Survivor Payments

Periodic payments will be made during the joint lifetime of two Annuitants continuing in the same amount during the lifetime of the surviving Annuitant. UNDER THIS OPTION IT WOULD BE POSSIBLE FOR ONLY ONE (1) ANNUITY PAYMENT TO BE MADE IF BOTH ANNUITANTS WERE TO DIE BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT; ONLY TWO (2) ANNUITY PAYMENTS IF BOTH ANNUITANTS WERE TO DIE BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT; AND SO FORTH.

Annuity Option D - Joint and 2/3 Survivor Annuity

Periodic payments will be made during the joint lifetime of two Annuitants. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of two-thirds of the Annuity Payment (or Units) in effect during the joint lifetime. UNDER THIS OPTION IT WOULD BE POSSIBLE FOR ONLY ONE (1) ANNUITY PAYMENT TO BE MADE IF BOTH ANNUITANTS WERE TO DIE BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT; ONLY TWO (2) ANNUITY PAYMENTS IF BOTH ANNUITANTS WERE TO DIE BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT; AND SO FORTH.

Annuity Option E - Period Certain

Periodic payments will be made for a specified period that must be at least five
(5) years and not be more than thirty (30) years. If the Participant does not desire payments to continue for the remainder of the guaranteed period, he/she may elect to have the present value of the remaining payments commuted and paid in a lump sum or as an Annuity Option purchased at the date of such election.

Annuity Option F - Special Income Settlement Agreement

The Company will pay the proceeds in accordance with terms agreed upon in writing by the Participant and the Company.

Distribution

The Contract and Certificates will be sold by licensed insurance agents in those states where the Contract and Certificates may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the principal underwriter (Distributor) for the Certificate. MML Distributors, LLC ("MML Distributors "), a wholly-owned subsidiary of the Company, serves as the principal underwriter for the Certificates. MML Distributors is located at 1414 Main Street, Springfield, Massachusetts 01144-1013. MML Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. No compensation is paid to selling broker-dealers for sales of the Certificates.

It is anticipated that the offering of the Certificates will be continuous.

Performance Information

Money Market Sub-Account

From time to time, the Company may advertise its "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Certificate Values in the Money Market Sub- Account over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Certificate Values in the Money Market Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Certificate Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Certificate Maintenance Charge, but not Premium Taxes.

Other Sub-Accounts

From time to time, the Company may advertise performance data for the various other Sub-Accounts under the Certificate. Such data will show the percentage change in the value of a Sub-Account's Accumulation Unit based on the performance of the underlying investment vehicle over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Certificate Maintenance Charges under the Certificate, but not Premium Taxes.

Any advertisement will include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Annual Certificate Maintenance Charge, as well as any asset-based charges, but not Premium Taxes.

The Company may make available yield information with respect to some of the Sub-Accounts. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Certificate Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values or values since Fund inception.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Sub-Accounts against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the underlying Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends. In addition, the Company may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub- Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).


The Company may also distribute sales literature which compares the performance of the Certificates and Insurance Investment Products Trust with the Certificates issued through the separate accounts of other insurance companies and their underlying funds. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Atlanta and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate which charges had been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

Morningstar rates mutual funds used with variable Certificates against its peers with similar investment objectives. Morningstar does not rate any mutual fund that has less than three years of performance data. The Company's sales literature utilizing these rankings will indicate whether they reflect the reduction of asset-based insurance charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

Tax Status

General

Note: the following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. This discussion is based upon the Company's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws, or of the current interpretation by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. A Participant is generally not taxed on increases in the value of a Certificate until distribution occurs, either in the form of a lump sum payment or other non-periodic distribution or as Annuity Payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Certificate. For Non-Qualified Certificates, this cost basis is generally the Purchase Payments, while for Qualified Certificates there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Certificate (adjusted for any period certain or refund feature) bears to the expected return under the Certificate. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Certificate (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Certificate has been recovered (i.e., when the total of the excludable amounts received equal the investment in the Certificate) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Certificate within the meaning of Section 72 of the Code. Participants, Annuitants, and Beneficiaries under the Certificates should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity certificates. The Code provides that a variable annuity certificate will not be treated as an annuity certificate for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Certificate as an annuity certificate would result in the imposition of federal income tax to the Participant with respect to earnings allocable to the Certificate prior to the receipt of payments under the Certificate. The Code contains a safe harbor provision which provides that annuity certificates such as the Certificate meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable certificates such as the Certificate. The Regulations amplify the diversification requirements for variable certificates set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable certificates by Section 817(h) of the Code have been met, "each United States Government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds underlying the Certificates will be managed by its Investment Adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Participant control of the investments of the Separate Account will cause the Participant to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Certificate. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Participant control which may be exercised under the Certificate is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the participant was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Participant's ability to transfer among investment choices or the number and type of investment choices available, would cause the Participant to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Participant with respect to earnings allocable to the Certificate prior to receipt of payments under the Certificate.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling would generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Participant being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Certificate in an attempt to maintain favorable tax treatment.

Multiple Certificates

The Code provides that multiple Non-Qualified annuity certificates which are issued within a calendar year to the same Participant by one company or its affiliates are treated as one annuity certificate for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of certificates. Participants should consult a tax adviser prior to purchasing more than one Non-Qualified annuity Certificate in any calendar year.

Tax Treatment of Assignments

A transfer of ownership, assignment or pledge of a Certificate may be a taxable event. Participants should therefore consult competent tax advisers should they wish to transfer, assign or pledge their Certificates.

Income Tax Withholding

All distributions or the portion thereof which is includable in the gross income of the Participant are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special rules limit the ability of a Participant to elect no withholding where the payee fails to provide a U.S. residence address or federal taxpayer identification number.

Effective January 1, 1993, certain distributions from Qualified Plans under
Section 401, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint lives or joint life expectancies of the participant and a designated beneficiary; or b) distributions for a specified period of ten (10) years or more; or c) distributions which are required minimum distributions. Payments that are not eligible for rollover remain subject to the withholding rules described in the preceding paragraph.

Tax Treatment of Withdrawals - Non-Qualified Certificates

Section 72 of the Code governs treatment of distributions from annuity certificates. It provides that if the Certificate Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income.

Penalty Tax

A 10% penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2;(b) after the death of the Participant; (c) if the taxpayer has become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Certificates. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Certificates. (See Tax Treatment of Withdrawals - Qualified Certificates.)

Qualified Plans

The Certificates offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Participants, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Certificates issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Certificate's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Certificates comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Certificates may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Certificate issued under a Qualified Plan.

Certificates issued pursuant to Qualified Plans include special provisions restricting Certificate provisions that may otherwise be available as described in this Prospectus. Generally, Certificates issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Certificates. (See Tax Treatment of Withdrawals -Qualified Certificates below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Certificates sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See Tax Treatment of Withdrawals - Qualified Certificates below.) These retirement plans may permit the purchase of the Certificates to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the Plan, to the participant or to both may result if the Certificate is assigned or transferred to any individual as a means to provide benefit payments, unless the Plan complies with all legal requirements applicable to such benefits prior to the transfer of the

Certificate. Purchasers of Certificates for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See Tax Treatment of Withdrawals - Qualified Certificates below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Certificates for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Certificates to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRA's

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as the Roth IRA. A Roth IRA is subject to limitations on the amount that may be contributed and the timing and tax consequences of distributions. Contributions to a Roth IRA are not deductible. Also, an individual (with a filing status other than married filing separately) with an adjusted gross income in any tax year of $100,000 or less, may roll over distributions from a traditional IRA or convert a traditional IRA into a Roth IRA. The rollover or conversion will be subject to tax. As in the case of a traditional IRA, the sale of Certificates for use with a Roth IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchases should seek competent advice as to the suitability of Certificates for use with Roth IRAs.

As of May 1, 1998, the Company has not made these Certificates available in the Roth IRA market.

Corporate Pension And Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Certificates to provide benefits under the Plan.

Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and non- forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See Tax Treatment of Withdrawals - Qualified Certificates below.) These retirement plans may permit the purchaser of the Certificates to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if the Certificate is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Certificate. Purchasers of Certificates for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment Of Withdrawals - Qualified Certificates

In the case of a withdrawal under a Qualified Certificate, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Certificate. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Certificates issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 408(b) (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The penalty tax will not apply to a rollover from or conversion of traditional IRA into a Roth IRA. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Participant or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Participant or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Participant or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Participant or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to a Participant or Annuitant (as applicable) who has separated from service after he/she has attained age 55; (e) distributions made to the Participant or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Participant or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) for calendar years beginning January 1, 1997, distributions made to an unemployed Participant or Annuitant (as applicable) for payment of health insurance premiums; (h) for calendar years beginning January 1, 1998, distributions made to a Participant or Annuitant (as applicable) for payment of qualified higher education expenses; and (i) for calendar years beginning January 1, 1998 distributions made to a Participant or Annuitant (as applicable) for payment of qualified "first-home" purchase costs, subject to a $10,000 lifetime cap. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. The exceptions stated in (g), (h) and (i) above apply in the case of an Individual Retirement Annuity. All exceptions applicable to an Individual Retirement Annuity are applicable to a Roth IRA.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. Roth IRAs are not subject to a minimum distribution requirement.


Certificates Owned By Other Than Natural Persons

Generally, investment earnings on Purchase Payments for Certificates will be taxed currently to the Participant if the Owner is a non-natural person, e.g., a corporation, or certain other entities other than tax-qualified trusts. Such Certificates generally will not be treated as annuities for federal income tax purposes.

Financial Statements

Financial statements of the Separate Account and of the Company have been included in the Statement of Additional Information.


Legal Proceedings

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party which would have a negative impact on any party's ability to meet its obligations under the Contract and Certificates.

Table of Contents of the
Statement of Additional Information

1.  Company

2.  The Separate Account

3.  Service Arrangements and Distribution

4.  Purchase of Securities Being Offered

5.  Independent Accountants

6.  Calculation of Performance Data

7.  Annuity Provisions

8.  Financial Statements

   ----------------

   ----------------

   ----------------

FRONT
-----
              OFFITBANK
              Attention: Stephen Wells
              520 Madison Avenue
              New York, NY 10022-4213

Please send me, at no charge the Statement of Additional Information dated May 1, 1998 for the Individual Deferred Variable Annuity Certificates issued by CML/OFFITBANK Variable Annuity Separate Account.

BACK
----
 (Please print or type and fill in all information.)

 ---------------------------------------------------------
 Name

 ---------------------------------------------------------
 Address

 ---------------------------------------------------------
 City                 State                     ZIP Code

                                    PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

     INDIVIDUAL CERTIFICATES UNDER GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                         WITH FLEXIBLE PURCHASE PAYMENTS

                                    ISSUED BY

                 CML/OFFITBANK VARIABLE ANNUITY SEPARATE ACCOUNT

                                       AND

                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998 FOR THE INDIVIDUAL CERTIFICATES UNDER GROUP VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE PURCHASE PAYMENTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL (800) 334-8117 OR WRITE TO Stephen Wells, OFFITBANK, 520 Madison Avenue, New York, New York 10022.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 1998.

                               TABLE OF CONTENTS

                                                                      Page
Company ...............................................................2

The Separate Account ..................................................2

Service Arrangements and Distribution .................................3

Purchase of Securities Being Offered ..................................3

Independent Accountants ...............................................3

Calculation of Performance Data .......................................3

Annuity Provisions ....................................................5

Financial Statements ........................................final pages

                                    COMPANY

      Massachusetts Mutual Life Insurance Company (the "Company" or "MassMutual") is a mutual life insurance company specially chartered by the Commonwealth of Massachusetts on May 14, 1851. Its Home Office is located in Springfield, Massachusetts.

                             THE SEPARATE ACCOUNT

      CML/OFFITBANK Variable Annuity Separate Account ("Separate Account") was established pursuant to Connecticut insurance law on September 8, 1995. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). On February 29, 1996, Connecticut Mutual Life Insurance Company merged with and into the Company. Upon the merger Connecticut Mutual Life Insurance Company's existence ceased and the Company became the surviving company under the name of Massachusetts Mutual Life Insurance Company. As a result of the merger, the Company, MassMutual, assumed ownership of the Separate Account, and the Separate Account is now governed by Massachusetts law. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Separate Account or MassMutual. Under Massachusetts law, however, both MassMutual and the Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts.

      The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account equal to the reserves and other Certificate liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts and Certificates, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Certificates are general obligations of MassMutual.

      The Separate Account currently is divided into four Sub-Accounts, with the assets of each Sub-Account invested in one or more shares of OFFITBANK VIF-High Yield Fund, OFFITBANK VIF-Investment Grade Global Debt Fund and OFFITBANK VIF-Emerging Markets Fund of the OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK VIF") or the Oppenheimer Money Fund of the Oppenheimer Variable Account Funds ("OVAF"). There is no assurance that the investment objectives of any of the Funds will be met. Participants bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Certificate Values will fluctuate in accordance with the investment performance of the Sub-Accounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Certificates.

      The OFFITBANK Variable Insurance Fund, Inc.

      The OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK-VIF") is an organized as an open-end, management investment company consisting of three separate investment Funds. OFFITBANK, a trust company specializing in global fixed income management, serves as the Funds' investment adviser. OFFITBANK's address is 237 Park Avenue, Suite 910, New York, New York 10017. Each investment Fund has its own investment objectives and policies.

      Oppenheimer Variable Account Funds

      The Oppenheimer Variable Account Funds ("OVAF") is an open-end, management investment company. OVAF's investment adviser is OppenheimerFunds, Inc. ("OFI"), which (including a subsidiary) advises investment company portfolios having over $75 billion in assets and over 3.5 million shareholder accounts as of December 31, 1997. OFI's address is Two World Trade Center, New York, NY 10048-0203.

                     SERVICE ARRANGEMENTS AND DISTRIBUTION

      MML Distributors, LLC ("MML Distributors"), is a wholly-owned subsidiary of MassMutual, is the principal underwriter for the Certificate pursuant to an Underwriting and Servicing Agreement between MML Distributors and the Separate Account. MML Distributors is located at 1414 Main Street, Springfield, Massachusetts 01144-1013.

      MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("selling brokers"). The Certificate and Contract are sold through agents who are licensed by state insurance department officials to sell the Certificate and Contract. These agents are also registered representatives of selling brokers.

      No Compensation was paid to MML Distributors during 1997.

                      PURCHASE OF SECURITIES BEING OFFERED

      Interests in the Separate Account are sold to Participants as Accumulation Units. Charges associated with such securities are discussed in the Charges and Deductions section of the prospectus.

                             INDEPENDENT ACCOUNTANTS

      The financial statements of the Separate Account and the statutory financial statements of MassMutual included in this Statement of Additional Information have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., Springfield, Massachusetts, independent accountants, given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand's report on the statutory financial statements of MassMutual includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

                         CALCULATION OF PERFORMANCE DATA

                 Yield Calculation for Money Market Sub-Account
                 ----------------------------------------------

      The Money Market Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation.

      The current yield of the Money Market Sub-Account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Participant account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Certificate Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

      The Money Market Sub-Account computes its effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Sub-Account assets.

      Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

      The yields quoted should not be considered a representation of the yield of the Money Market Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Sub-Account and changes in the interest rates on such investments, but also on changes in the Money Market Sub-Account's expenses during the period.

     Yield information may be useful in reviewing the performance of the Money Market Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Money Market Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                          Other Performance Information
                          -----------------------------

      From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, the investment advisory fee for the underlying Fund being advertised and any applicable Annual Certificate Maintenance Charge.

      The hypothetical value of a Certificate purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit Values for an initial $1,000 purchase payment, and deducting any applicable Annual Certificate Maintenance Charge to arrive at the ending hypothetical value. The Annual Certificate Maintenance Charge for purposes of computing this hypothetical value will be prorated among the Sub-Accounts of the Separate Account based upon the percentage of in-force Certificates investing in each of the Sub-Accounts. The percentages used are those determined as of the most recent calendar year. For the first year of the Separate Account's operation, the percentages used will be evenly allocated among the Sub-Accounts. In general, the percentages are used in all instances where a Certificate Maintenance Charge is deducted in the calculation. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                  P(1+T)/n/ = ERV

P     =  a hypothetical initial payment of $1,000
T     =  average annual total return
n     =  number of years
ERV   =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

      In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Money Market Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

Yield = 2 [((a-b)/(cd) + 1) - 1]

Where:

a = Net investment income earned during the period by the Trust attributable to shares owned by the Sub-Account.

b  =  Expenses accrued for the period (net of reimbursements).

c = The average daily number of Accumulation Units outstanding during the period.

d = The maximum offering price per Accumulation Unit on the last day of the period.


Participants should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what a Participant's total return or yield may be in any future period.

The Contract and Certificates were first offered to the public in 1996. However, total return data may be advertised based on the period of time the Portfolios of the Funds have been in existence. The results for any period prior to the Contracts and Certificates being offered will be calculated as if the Contracts and Certificates had been offered during that period of time, with all charges assumed to be those applicable to the Contracts and Certificates.

The Separate Account may from time to time also disclose average annual total returns in non-standard formats in conjunction with the standard format described above. The non-standard format calculation will be identical to the standard format except it will NOT take any sales or surrender charges into account.

The Fund may from time to time also discuss cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula, assuming no sales charge.

          CTR   = (ERV/P) - 1

Where:    CTR   = the cumulative total return net of a Sub-Account recurring charges for the period

          ERV   = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year (or other) period, at the end of the one, five, or ten-year (or other) period (or fractional portion thereof)

              P = a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard total return performance data is also included in the advertisement.

Performance information for the Sup-Accounts may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service or similar services that rank mutual funds and other investment companies by overall performance, investment objectives and assets; (b) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (c) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

                               ANNUITY PROVISIONS

A Variable Annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Accounts of the Separate Account. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first Annuity Payment is divided by the value of a Date. This establishes the number of Annuity Units for each Annuity Payment. The number of Annuity Units remains fixed during the Annuity Period.

2. For each Sub-Account, the fixed number of Annuity Units is multiplied by the Annuity Unit value on each subsequent Annuity Payment Date.

3. The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments.

See "Annuity Provisions" in the Prospectus for further information about the Annuity Period and Annuity Options.

Report Of Independent Accountants

To the Policyowners of the OFFITBANK segment of CML/OFFITBANK Variable Annuity Separate Account and The Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the statement of assets and liabilities of the OFFITBANK VIF High Yield Sub-Account of the OFFITBANK segment of CML/OFFITBANK Variable Annuity Separate Account as of December 31, 1997, and the related statements of operations and changes in net assets for the period May 8, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with OFFITBANK Variable Insurance Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the OFFITBANK VIF High Yield Sub-Account of the OFFFITBANK segment of CML/OFFITBANK Variable Annuity Separate Account as of December 31, 1997, and the results of its operations and changes in its net assets for the period May 8, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 17, 1998

CML/OFFITBANK Variable Annuity Separate Account - OFFITBANK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

ASSETS:
Investments, at Market (Notes 3A and 3B):
  OFFITBANK VIF High Yield Sub-Account
  200,197 shares (Cost $2,103,498)                                                                           $   2,176,138
Receivable from C.M. Life Insurance Company                                                                            348
                                                                                                            ---------------
NET ASSETS                                                                                                   $   2,176,486
                                                                                                            ===============
Net assets consisted of:                                                       Units         Unit value        Net assets
                                                                           ------------      ----------     ---------------
OFFITBANK VIF High Yield Sub-Account                                          200,000         10.882432      $   2,176,486
                                                                                                            ---------------
                                                                                                             $   2,176,486
                                                                                                            ===============

                      See Notes to Financial Statements.

CML/OFFITBANK Variable Annuity Separate Account - OFFITBANK

STATEMENT OF OPERATIONS
For The Period May 8, 1997 (Commencement of Operations) through December 31,
1997

                                                                   OFFITBANK VIF
                                                                    High Yield
                                                                    Sub-Account
                                                                  ---------------
Investment income
Dividends (Note 3B)                                                $    108,794

Expenses
Mortality and expense risk fees (Note 4)                                  4,952
                                                                  ---------------

Net investment income (Note 3C)                                         103,842
                                                                  ---------------

Net unrealized gain on investments
Change in net unrealized appreciation of investments                     72,644
                                                                  ---------------

Net gain on investments                                                  72,644
                                                                  ---------------

Net increase in net assets resulting from operations               $    176,486
                                                                  ===============

                      See Notes to Financial Statements.

CML/OFFITBANK Variable Annuity Separate Account - OFFITBANK

STATEMENT OF CHANGES IN NET ASSETS
For The Period May 8, 1997 (Commencement of Operations) through December 31,
1997

                                                                   OFFITBANK VIF
                                                                     High Yield
                                                                    Sub-Account
                                                                  --------------
Increase in net assets
Operations:
 Net investment income                                             $    103,842
 Change in net unrealized appreciation of investments                    72,644
                                                                  --------------

 Net increase in net assets resulting from operations                   176,486
                                                                  --------------

Capital transactions:
 Net contract payments                                                2,000,000
                                                                  --------------

 Net increase in net assets resulting from capital transactions       2,000,000
                                                                  --------------

Total increase                                                        2,176,486

NET ASSETS, at beginning of the period                                        -
                                                                  --------------

NET ASSETS, at end of the year                                     $  2,176,486
                                                                  ==============

                      See Notes to Financial Statements.

CML/OFFITBANK Variable Annuity Separate Account - OFFITBANK

Notes To Financial Statements

1.  HISTORY

    CML/OFFITBANK Variable Annuity Separate Account (the "Separate Account") was established as a separate investment account of Massachusetts Mutual Life Insurance Company ("MassMutual"). The Separate Account operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 ("the 1940 Act") and the rules promulgated thereunder.

2.  INVESTMENT OF THE SEPARATE ACCOUNT'S ASSETS

    The Separate Account maintains four Sub-Accounts. Each Sub-Account invests in shares of certain investment portfolios of two investment companies:
    OFFITBANK Variable Insurance Fund, Inc. ("OFFITBANK VIF") and Oppenheimer Variable Account Funds ("Oppenheimer Trust"). OFFITBANK VIF High Yield Sub-Account invests in shares of the OFFITBANK VIF High Yield portfolio. OFFITBANK VIF Investment Grade Global Debt Sub-Account invests in shares of the OFFITBANK VIF Investment Grade Global Debt portfolio. OFFITBANK VIF Emerging Markets Sub-Account invests in shares of the OFFITBANK VIF Emerging Markets portfolio. OFFITBANK serves as investment adviser to OFFITBANK VIF. Oppenheimer Trust is a series-type mutual fund with one of its Funds currently available to OFFITBANK participants: Oppenheimer Money Fund. OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as investment adviser to the Oppenheimer Trust. OFFITBANK VIF and Oppenheimer Trust are registered, open-end, diversified management investment companies registered under the 1940 Act.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles.

    A. Investment Valuation

    Investments in OFFITBANK VIF and Oppenheimer Trust are each stated at market value which is the net asset value per share of each of the respective underlying portfolios.

    B. Accounting for Investments

    Investment transactions are accounted for on the trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C. Federal Income Taxes

    Operations of the Separate Account form a part of the total operations of MassMutual, and the Separate Account is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Certificates which depend on the Separate Account's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

    D. Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.   CHARGES

     There are no deductions for sales charges made from purchase payments. Currently, any premium taxes relating to the Certificates will be deducted from the purchase payments or Certificate value when annuity payments or withdrawals are made. Premium taxes generally range from 0% to 3.5%.

     There is also an annual Certificate maintenance charge (currently $35 per Certificate), imposed each year for Certificate maintenance and related administrative expenses.

     For assuming mortality and expense risks, MassMutual deducts a charge equal, on an annual basis, to 0.38% of the average daily net asset value of the Separate Account's assets. MassMutual also deducts an administrative charge equal, on an annual basis, to 0.01 % of the average daily net asset value of the Separate Account. These charges cover expenses in connection with the administration of the Separate Account and the Certificate.

5.   DISTRIBUTION AGREEMENTS

     MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the Certificates pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and CML/OFFITBANK Variable Annuity Separate Account. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the Certificates.

     Pursuant to underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the Certificates are paid by MassMutual on behalf of MML Distributors. MML Distributors also receives compensation for its actions as underwriter of the Certificates.

6.   PURCHASES AND SALES OF IN VESTMENTS

                                                                                                       OFFITBANK VIF
     For The Year Ended                                                                                  High Yield
     December 31. 1997                                                                                  Sub-Account
     -----------------                                                                                 -------------
     Cost of purchases                                                                                 $  2,108,794
     Proceeds from sales                                                                               $      5,296

 7.  NET INCREASE IN ACCUMULATION UNITS

                                                                                                       OFFITBANK VIF
     For The Year Ended                                                                                  High Yield
     December31, 1997                                                                                   Sub-Account
     ----------------                                                                                  -------------
     Units purchased                                                                                        200,000
     Units withdrawn                                                                                   -------------
     Net increase                                                                                           200,000
     Units, at beginning of the year                                                                   -------------
     Units, at end of the year                                                                              200,000
                                                                                                       =============

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                        STATUTORY FINANCIAL STATEMENTS

                       as of December 31, 1997 and 1996
           and for the years ended December 31, 1997, 1996 and 1995

Report Of Independent Accountants

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1997 and 1996, and the related statutory statements of income, changes in policyholders' contingency reserves, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the statutory financial statements of Connecticut Mutual Life Insurance Company ("Connecticut Mutual") for the year ended December 31, 1995, which statements reflect total revenue and net gain from operations constituting 26% and 22% of the related Company totals after restatement for the merger of the two companies. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Connecticut Mutual, is based solely on the report of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

As described more fully in Note 1, these financial statements were prepared in conformity with statutory accounting practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, for the pre-merger balances of Connecticut Mutual, the Department of Insurance of the State of Connecticut (collectively "statutory accounting practices"), which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable at this time, are presumed to be material.


In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

In our opinion, based upon our audits and the report of the other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, on the statutory basis of accounting described in Note 1.

                                                 Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 6, 1998

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION


                                                           December 31,
                                                     1997                1996
                                                     ----                ----
                                                          (In Millions)
Assets:
Bonds............................................. $23,890.3          $24,299.3
Common stocks.....................................     354.7              336.6
Mortgage loans....................................   4,863.7            4,852.8
Real estate.......................................   1,697.7            1,840.9
Other investments.................................   1,963.8            1,425.6
Policy loans......................................   4,950.4            4,752.3
Cash and short-term investments...................   1,941.2            1,075.4
                                                   ---------          ---------

                                                    39,661.8           38,582.9

Investment and insurance amounts receivable.......   1,064.9            1,102.4
Other assets......................................     104.8               97.9
                                                   ---------          ---------

                                                    40,831.5           39,783.2

Separate account assets...........................  16,803.1           13,563.5
                                                   ---------          ---------

                                                   $57,634.6          $53,346.7
                                                   =========          =========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

                                                           December 31,
                                                     1997                1996
                                                     ----                ----
                                                          (In Millions)

Liabilities:

Policyholders' reserves and funds................. $33,783.2          $33,341.5
Policyholders' dividends..........................     954.1              885.3
Policyholders' claims and other benefits..........     353.4              373.8
Federal income taxes..............................     436.5              440.7
Asset valuation reserve...........................     840.6              689.2
Investment reserves...............................     132.8              208.4
Amounts due on investments puchased and
 other liabilities................................   1,457.9            1,206.1
                                                   ---------          ---------

                                                    37,958.5           37,145.0

Separate account reserves and liabilities.........  16,802.8           13,563.1
                                                   ---------          ---------

                                                    54,761.3           50,708.1

Policyholders' contingency reserves...............   2,873.3            2,638.6
                                                   ---------          ---------

                                                   $57,634.6          $53,346.7
                                                   =========          =========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Revenue:

Premium income............................................  $6,764.8      $6,328.6      $5,727.7
Net investment and other income...........................   2,904.4       2,861.1       2,898.4
                                                            --------      --------      --------

                                                             9,669.2       9,189.7       8,626.1
                                                            --------      --------      --------

Benefits and expenses:

Policy benefits and payments..............................   6,597.3       6,048.2       5,152.2
Addition to policyholder's reserves and funds.............     720.8         854.7       1,205.4
Commissions and operating expenses........................     766.1         763.5         833.7
State taxes, licenses and fees............................      81.5          96.4          89.4
Merger restructuring costs................................         -          66.1          44.0
                                                            --------      --------      --------

                                                             8,165.7       7,828.9       7,324.7
                                                            --------      --------      --------

Net gain before federal income taxes and dividends........   1,503.5       1,360.8       1,301.4

Federal income taxes......................................     284.4         276.7         206.2
                                                            --------      --------      --------

Net gain from operations before dividends.................   1,219.1       1,084.1       1,095.2

Dividends to policyholders................................     919.5         859.9         819.0
                                                            --------      --------      --------

Net gain from operations..................................     299.6         224.2         276.2

Net realized capital gain (loss)..........................     (42.5)         40.3         (85.8)
                                                            --------      --------      --------

Net income................................................  $  257.1      $  264.5      $  190.4
                                                            ========      ========      ========


              See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Policyholder's contingency reserves, beginning of year....  $2,638.6      $2,600.9      $2,569.1
                                                            --------      --------      --------

Increases (decreases) due to:
 Net income...............................................     257.1         264.5         190.4
 Net unrealized capital gain (loss).......................     119.1          (1.7)         88.7
 Merger restructuring costs, net of fax...................         -             -         (45.4)
 Change in asset valuation and investment reserves........     (76.0)       (142.4)        (75.6)
 Change in prior year policyholders' reserves.............     (55.4)        (72.2)       (108.2)
 Change in non-admitted assets and other..................     (10.1)        (10.5)        (18.1)
                                                            --------      --------      --------

                                                               234.7          37.7          31.8
                                                            --------      --------      --------

Policyholders' contingency reserves, end of year..........  $2,873.3      $2,638.6      $2,600.9
                                                            ========      ========      ========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Operating acitivites:
Net income...............................................  $   257.1     $   264.5     $   190.4
Addition to policyholders' reserves and funds,
 net of transfers to separate accounts...................      421.3         426.7         575.8
Net realized capital (gain) loss.........................       42.5         (40.3)         85.8
Other changes............................................      (58.1)       (232.8)        (25.2)
                                                           ---------     ---------     ---------

Net cash provided by operating activities................      662.8         418.1         826.8
                                                           ---------     ---------     ---------

Investing activities:
Purchases of investments and loans.......................  (12,292.7)    (10,171.5)    (10,364.2)
Sales or maturities of investments and receipts
 from repayment of loans.................................   12,545.7       8,539.3       9,671.1
                                                           ---------     ---------     ---------

Net cash provided by (used in) investing activities......      253.0      (1,632.2)       (693.1)
                                                           ---------     ---------     ---------

Financing activities:
Repayments of long-term debt.............................      (50.0)        (53.3)        (46.4)
                                                           ---------     ---------     ---------

Net cash used by financing activities....................      (50.0)        (53.3)        (46.4)
                                                           ---------     ---------     ---------

Increase (decrease) in cash and short-term investments...      865.8      (1,267.4)         87.3

Cash and short-term investments, beginning of year.......    1,075.4       2,342.8       2,255.5
                                                           ---------     ---------     ---------

Cash and short-term investments, end of year.............  $ 1,941.2     $ 1,075.4     $ 2,342.8
                                                           =========     =========     =========

                 See Notes to Statutory Financial Statements.

Notes To Statutory Financial Statements

Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company ("Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1995 in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. In 1995, merger-related expenses incurred by Massachusetts Mutual (the Company prior to the merger) of $44.0 million, were recorded in the Statutory Statement of Income and the expenses incurred by Connecticut Mutual of $45.4 million, net of tax, were recorded as a component of changes in policyholders' contingency reserves, as permitted by each company's regulatory authority. On the merger date, policyholders' reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million with all adjustments reflected as a change to policyholders' contingency reserves. The separate results of each company prior to the merger for the year ended December 31, 1995, were as follows: (a) revenue was $6,443.8 million for Massachusetts Mutual and $2,182.3 million for Connecticut Mutual; (b) net income was $160.7 million for Massachusetts Mutual and $29.6 million for Connecticut Mutual and (c) policyholders' contingency reserves increased by $143.7 million for Massachusetts Mutual and decreased by $112.0 million for Connecticut Mutual.

On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE. The Company's investment in MassMutual Holding Company Two, Inc. amounted to $187.8 million at December 31, 1995; its gain from operations included a $41.0 million dividend received from MIRUS in 1995. Additionally, this investment produced an unrealized gain of $13.9 million in 1995.

1. SUMMARY OF ACCOUNTING PRACTICES

The accompanying statutory financial statements, except as to form, have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, for the pre-merger balances of Connecticut Mutual, the Department of Insurance of the State of Connecticut (collectively "statutory accounting practices"), which practices were at one time also considered to be in conformity with generally accepted accounting principles ("GAAP").

The accompanying statutory financial statements are different in some respects from GAAP financial statements. The more significant differences are as follows:
(a) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP generally requests they be valued at fair value; (d) deferred income taxes are not provided for book-tax timing differences as would be required by GAAP, and (e) payments received for universal and variable life products, variable annuities and investment related products are reported as premium revenue, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances.

The NAIC is currently engaged in an extensive project ("Codification") to codify statutory accounting principles with a goal of providing a comprehensive guide of statutory accounting principles for use by insurers in all states. This comprehensive guide, which has not been approved by the NAIC or any state insurance department, includes seventy-two Statements of Statutory Accounting Principles ("SSAPs") and is expected to be effective no earlier than January 1, 1999. The effect of adopting these SSAPs shall be reported as an adjustment to surplus on the effective date. Management is currently reviewing the impact of Codification. However, since the SSAPs have not been finalized, the ultimate impact cannot be determined at this time.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

The following is a description of the Company's principal accounting policies and practices.

A.  Investments

Bonds and stocks are valued in accordance with rules established by the National Association of Insurance Commissioners. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

Mortgage loans are valued at unpaid principal less unamortized discount. Real estate is valued at cost less accumulated depreciation, impairment allowances and mortgage encumbrances. Encumbrances totaled $14.2 million in 1997 and $27.3 million in 1996. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

Short-term investments are stated at amortized cost, which approximates fair value.

Investments in unconsolidated subsidiaries and affiliates, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve and an Interest Maintenance Reserve. The Asset Valuation Reserve and other investment reserves stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments.

The Interest Maintenance Reserve captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments, as well as other financial instruments, including financial futures, U.S. Treasury purchase commitments, options, interest rate swaps, interest rate caps and interest rate floors. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $95.4 million in 1997, $73.1 million in 1996, and net realized after tax capital losses of $130.7 million in 1995 were charged to the Interest Maintenance Reserve. Amortization of the Interest Maintenance Reserve into net investment income amounted to $31.0 million in 1997, $26.9 million in 1996, and $5.0 million in 1995.

Realized capital gains and losses, less taxes, not includable in the Interest Maintenance Reserve, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

B.  Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contract holders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

C.  Non-admitted Assets

Assets designated as "non-admitted" (principally certain fixed assets, receivables and Interest Maintenance Reserve, when in a net loss deferral position) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

D. Policyholders' Reserves and Funds

Policyholders' reserves for life contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.0 percent.

Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee funds are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $8,077.9 million and $9,073.8 million at December 31, 1997 and 1996, respectively (fair value of $8,250.0 million and $9,324.6 million at December 31, 1997 and 1996, respectively as determined by discounted cash flow projections). Accident and health policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

The Company made certain changes in the valuation of policyholders' reserves of $55.4 million in 1997 and $72.2 million in 1996. The effects of these changes were recorded as a decrease to policyholders' contingency reserves.

E. Premium and Related Expense Recognition

Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Accident and health premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations when incurred.

F. Policyholders' Dividends

The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges. The liability for policyholders' dividends is equal to the estimated amount of dividends to be paid in the following calendar year.

G. Cash and Short-term Investments

For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be cash and short-term investments.

2. POLICYHOLDERS' CONTINGENCY RESERVES

Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

The Company issued surplus notes of $100.0 million at 7 1/2 percent and $250.0 million at 7 5/8 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1997, 1996 and 1995.

The proceeds of the notes, less a $28.3 million reserve in 1997, and a $32.2 million reserve in 1996 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as approved by the Commissioner. These reserves, as permitted by the Division of Insurance, are included in investment reserves on the Statutory Statement of Financial Position.

3. EMPLOYEE BENEFIT PLANS

The Company's employee benefit plans include plans in place for the employees of Massachusetts Mutual and Connecticut Mutual prior to the merger. Employees previously covered by the Connecticut Mutual pension plans will continue coverage under these plans. All other employees, including employees hired after the merger date, will be covered by the Massachusetts Mutual benefit plans.

A. Pension

The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes employees previously employed by Connecticut Mutual; the other includes all other eligible employees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, "Employers' Accounting for Pensions." Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $157.4 million and $97.2 million at December 31, 1997 and 1996, respectively. On the merger date, the accounting for Connecticut Mutual pension plans was conformed to the Company's policy of recording pension plan assets and liabilities, resulting in a $10.4 million increase in policyholders' contingency reserves. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1997, 1996 and 1995. The assets of the plans are invested in the Company's general account and separate accounts.

The benefit status of the defined benefit plans as of December 31 is as follows:

                                               1997               1996
                                               ----               ----
                                                    (In Millions)
Accumulated benefit obligation               $  663.1           $  611.5
Vested benefit obligation                       653.8              606.5
Projected benefit obligation                    713.9              665.5
Plan assets at fair value                     1,154.2            1,201.7



The following assumptions were used in determining the actuarial present value of both the accumulated and projected benefit obligations.

                                             MassMutual      Connecticut Mutual
                                                Plan                Plan
                                                ----                ----

Discount rate - 1997                            7.25%               7.25%
Discount rate - 1996                            7.75                7.75
Increase in future compensation levels          4.00                5.00
Long-term rate of return on assets             10.00                9.00


In 1997, there was a significant reduction in plan participants in the Connecticut Mutual Plan which resulted in recognition of a pension plan curtailment gain of $10.7 million.

As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a pension plan curtailment gain of $15.3 million in 1996.

The Company also has defined contribution plans for employees and agents. The expense credited to operations for all pension plans is $38.9 million in 1997, $32.7 million in 1996 and $10.9 million in 1995.

B. Life and Health

Certain life and health insurance benefits are provided to retired employees and agents through group insurance contracts. Substantially all of the Company's employees may become eligible for these benefits if they reach retirement age while working for the Company. The Company adopted the National Association of Insurance Commissioners' accounting standard for post-retirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees.

The following assumptions were used in determining the accumulated postretirement benefit liability.

                                              MassMutual      Connecticut Mutual
                                                 Plan               Plan
                                                 ----               ----

Discount - 1997                                  7.25%              7.25%
Discount - 1996                                  7.75               7.75
Assumed increases in medical cost
 rates in the first year                         6.25 - 6.75        9.50
 declining to                                    4.75               5.00
 within                                          5 years            5 years



The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. At December 31, 1997 and 1996, the net unfunded accumulated benefit obligation was $124.2 million and $124.1 million, respectively, for employees and agents eligible to retire or currently retired and $34.7 million and $33.8 million, respectively, for participants not eligible to retire. A Retired Lives Reserve Trust was funded to pay life insurance premiums for certain retired employees. Trust assets available for benefits were $21.7 million and $23.0 million at December 31, 1997 and 1996, respectively.

As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a life and health plan curtailment loss of $13.9 million in 1996.

The expense for 1997, 1996 and 1995 was $16.5 million, $17.6 million, and $22.9 million, respectively. A one percent increase in the annual assumed increase in medical cost rates would increase the 1997 accumulated postretirement benefit liability and benefit expense by $10.9 million and $1.4 million, respectively.

4. RELATED PARTY TRANSACTIONS

Pursuant to two 1994 reinsurance agreements with Mirus Life Insurance Company (Mirus) whereby the Company assumed all of the single premium immediate annuity business written by Mirus and ceded all of its group life, accident and health business to Mirus. A gain from operations of this business was reflected in 1995 as a $41.0 million dividend received from Mirus, which was recorded as net investment income on the Statutory Statement of Income. As previously discussed, on March 31, 1996, the Company sold MassMutual Holding Company Two, Inc. a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company to WellPoint Health Networks, Inc.

The Company has a modified coinsurance quota-share reinsurance agreement with a wholly-owned subsidiary, C.M. Life Insurance Company, whereby the Company assumes 75% of the premiums on certain universal life policies issued by C.M. Life. The Company pays a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment. Reserves for payment of future benefits are retained by C.M. Life.

5. FEDERAL INCOME TAXES

Provision for federal income taxes is based upon the Company's best estimate of its current tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of equity tax (essentially a reduction in the deduction for policyholder dividends) and miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs, resulted in effective tax rates which differ from the statutory tax rate.

The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1991 for Connecticut Mutual, and is currently examining Massachusetts Mutual for the years 1993 and 1994, and Connecticut Mutual for the years 1992 through 1995. The Company believes any adjustments resulting from such examinations will not materially affect its financial statements.

Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1997 or 1996. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

The Company plans to file its 1997 federal income tax return on a consolidated basis with its life and non-life affiliates with the exception of C.M. Life Insurance Company. The Company and its eligible life and non-life affiliates are subject to a written tax allocation agreement, which allocates the group's consolidated tax liability for payment purposes. Generally, the agreement provides that members with losses shall be compensated for the use of their losses and credits by other members.

The Company made federal tax payments of $353.4 million in 1997, $330.7 million in 1996 and $147.3 million in 1995.

6.  INVESTMENTS

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

A.  Bonds

The carrying value and estimated fair value of bonds are as follows:


                                                December 31, 1997
                                                -----------------
                                                 Gross      Gross     Estimated
                                   Carrying   Unrealized  Unrealized    Fair
                                     Value       Gains      Losses      Value
                                     -----       -----      ------      -----
                                                  (In Millions)

U.S. Treasury securities          $ 6,241.0    $  470.5     $10.3     $ 6,701.2
  and obligations of U.S.
  government corporations
  and agencies
Debt securities issued by
  foreign governments                  83.5         4.4       3.0          84.9
Mortgage-backed securities          3,390.8       187.9       9.0       3,569.7
State and local governments           361.9        23.9        .6         385.2
Corporate debt securities          12,148.9       765.2      46.9      12,867.2
Utilities                             871.8       100.1       2.2         969.7
Affiliates                            792.4         2.8       1.0         794.2
                                  ---------    --------     -----     ---------
  TOTAL                           $23,890.3    $1,554.8     $73.0     $25,372.1
                                  =========    ========     =====     =========


                                                December 31, 1996
                                                -----------------
                                                 Gross      Gross     Estimated
                                   Carrying   Unrealized  Unrealized    Fair
                                     Value       Gains      Losses      Value
                                     -----       -----      ------      -----
                                                  (In Millions)

U.S. Treasury securities
  and obligations of U.S.
  government corporations
  and agencies                    $ 8,042.6    $  344.0    $ 56.3     $ 8,330.3
Debt securities issued by              95.2        10.2        .5         104.9
  foreign governments
Mortgage-backed securities          3,014.0       119.0      43.3       3,089.6
State and local governments           173.2        13.1       2.1         184.2
Corporate debt securities          11,675.2       528.0     133.3      12,069.9
Utilities                             975.0        87.0      18.5       1,043.5
Affiliates                            324.1         4.3       3.5         324.9
                                  ---------    --------    ------     ---------
  TOTAL                           $24,299.3    $1,105.6    $257.5     $25,147.3
                                  =========    ========    ======     =========

The carrying value and estimated fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


                                                                 Estimated
                                                Carrying           Fair
                                                 Value             Value
                                                 -----             -----
                                                      (In Millions)
Due in one year or less                        $   519.7         $   523.0
Due after one year through five years            3,972.1           4,104.6
Due after five years through ten years           7,423.3           7,838.1
Due after ten years                              5,254.9           5,888.1
                                               ---------         ---------
                                                17,170.0          18,353.8
Mortgage-backed securities, including
 securities guaranteed by the U.S.
 Government                                      6,720.3           7,018.3
                                               ---------         ---------

 TOTAL                                         $23,890.3         $25,372.1
                                               =========         =========


Proceeds from sales of investments in bonds were $11,427.8 million during 1997, $6,390.7 million during 1996 and $8,068.8 million during 1995. Gross capital gains of $200.7 million in 1997, $188.8 million in 1996 and $255.5 million in 1995 and gross capital losses of $68.8 million in 1997, $255.5 million in 1996 and $67.1 million in 1995 were realized on those sales, portions of which were included in the Interest Maintenance Reserve. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix.

B.  Stocks

Preferred stocks in good standing had fair values of $145.5 million in 1997 and $150.8 million in 1996, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks. Common stocks, except for unconsolidated subsidiaries, had a cost of $250.3 million in 1997 and $249.2 million in 1996.

C.  Mortgages

The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, approximated carrying value.

The Company had restructured loans with book values of $202.3 million, and $383.5 million at December 31, 1997 and 1996, respectively. These loans typically have been modified to defer a portion of the contracted interest payments to future periods. Interest deferred to future periods totaled $5.1 million in 1997, $2.2 million in 1996 and $2.5 million in 1995.

D.  Other

The carrying value of investments which were non-income producing for the preceding twelve months was $5.7 million and $23.1 million at December 31, 1997 and 1996, respectively. The Company made voluntary contributions to the Asset Valuation Reserve of $6.8 million 1996. No additional voluntary contribution to the Asset Valuation Reserve was made in 1997.

It is not practicable to determine the fair value of policy loans as they do not have a stated maturity.

7.  PORTFOLIO RISK MANAGEMENT

The Company manages its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of these instruments, described below, which are not recorded in the financial statements, are based upon market prices or prices obtained from brokers. The Company does not hold or issue these financial instruments for trading purposes.

The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

The Company enters into financial futures contracts for the purpose of managing interest rate exposure. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Gains and losses on financial futures contracts are recorded when the contract is closed and amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. As of December 31, 1997 and 1996, the Company did not have any open financial futures contracts.

The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed-upon notional principal amount. Net amounts receivable and payable are accrued as adjustments to interest income and included in investment and insurance amounts receivable on the Statutory Statement of Financial Position. Gains and losses realized on the termination of contracts are amortized through the Interest Maintenance Reserve over the remaining life of the associated contract. At December 31, 1997 and 1996, the Company had swaps with notional amounts of $3,220.2 million and $2,090.3 million, respectively. The fair values of these instruments were $20.9 million at December 31, 1997 and $14.8 million at December 31, 1996.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are amortized through the Interest Maintenance Reserve over the remaining life of the option contract. At December 31, 1997 and 1996, the Company had option contracts with notional amounts of $5,388.2 million and $1,928.4 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $59.0 million and $18.1 million, which had fair values of $99.6 million and $19.2 million at December 31, 1997 and 1996, respectively.

Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a given rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a given rate over a referenced interest rate calculated by reference to an agreed upon notional amount. Amounts paid for interest rate caps and floors are amortized into interest income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to interest income and included in the Statutory Statement of Financial Position as investment and insurance amounts receivable. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are amortized through the Interest Maintenance Reserve over the remaining life of the associated cap or floor agreement. At December 31, 1997 and 1996, the company had agreements with notional amounts of $3,348.6 million and $3,859.6 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $18.2 million and $22.0 million at December 31, 1997 and 1996, respectively. The fair values of these instruments were $23.4 million and $15.2 million at December 31, 1997 and 1996, respectively.

The Company utilizes asset swap agreements to reduce exposures, such as currency risk and prepayment risk, built into certain assets acquired. Cross-currency interest rate swaps allow investment in foreign currencies, increasing access to additional investment opportunities, while limiting foreign exchange risk. The net cash flows from asset and currency swaps are recognized as adjustments to the underlying assets' interest income. Gains and losses realized on the termination of these contracts adjusts the bases of the underlying asset. Notional amounts relating to asset and currency swaps totaled $225.6 million and $364.7 million at December 31, 1997 and 1996, respectively. The fair values of these instruments were an unrecognized loss of $1.7 million at December 31, 1997 and an unrecognized gain of $7.8 million at December 31, 1996.

Equity swap agreements are utilized to hedge exposure to market risk on public and private equity positions held in the Company's investment portfolio. Under equity swaps, the Company agrees to an exchange, at points in time specified in each contract, between streams of variable or fixed rate interest payments and the change in an underlying index, equity or basket of equities. The change in the underlying item is calculated by reference to the level of such item specified in the agreement. Net amounts receivable and payable are accrued as adjustments to interest income and included in investment and insurance amounts receivable on the Statutory Statement of Financial Position. Changes in the value of these contracts are recorded as realized gains and losses in the Statutory Statement of Income when contracts are closed. At December 31, 1997 and 1996, the Company had equity swap contracts with notional amounts of $160.0 million and $149.2 million, respectively. The fair values of these instruments were an unrealized loss of $5.1 million at December 31, 1997 and an unrealized gain of $11.9 million at December 31, 1996.

The Company enters into forward U.S. Treasury commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the Interest Maintenance Reserve over the remaining life of the asset. At December 31, 1997 and 1996, the Company had
U. S. Treasury purchase commitments which will settle during the following year with contractual amounts of $1,100.7 million and $1,639.4 million with fair values of $1,117.6 million and $1,627.4 million, respectively including net unrealized gains of $16.9 million at December 31, 1997 and net unrealized losses of $12.0 million at December 31, 1996.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $146.7 million and $53.9 million at December 31, 1997 and 1996, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, contingent collateral positions have been obtained with counterparties when considered prudent.

8. REINSURANCE

The Company cedes all of its group life and health business to UniCARE and has other reinsurance agreements with other insurance companies in the normal course of business. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Premiums ceded were $294.6 million in 1997, $793.5 million in 1996 and $904.1 million in 1995.

9. LIQUIDITY

The withdrawal characteristics of the policyholders' reserves and funds, including separate accounts, and the invested assets which support them at December 31, 1997 are illustrated below:


                                                           (In Millions)
Total policyholders' reserves and funds and
  separate account liabilities                     $50,804.2
Not subject to discretionary withdrawal             (5,283.7)
Policy loans                                        (4,950.4)
                                                   ---------
 Subject to discretionary withdrawal                                  $40,570.1
                                                                      =========
Total invested assets, including separate          $56,464.7
Policy loans and other invested assets             (14,823.3)
                                                   ---------
 Marketable investments                                               $41,641.4
                                                                      =========

10. BUSINESS RISKS AND CONTINGENCIES

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity. In 1997 and 1996, the Company elected not to admit $21.4 million and $15.3 million, respectively, of guaranty fund premium tax offset receivables relating to prior assessments.

The Company is involved in litigation arising in and out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11. RECLASSIFICATIONS

Certain 1996 and 1995 amounts have been reclassified to conform with the current year presentation.

12. SUBSIDIARIES AND AFFILIATED COMPANIES

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1997 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

Parent
------
Massachusetts Mutual Life Insurance Company

Subsidiaries of Massachusetts Mutual Life Insurance Company
-----------------------------------------------------------
C.M. Assurance Company
C.M. Benefit Insurance Company
C.M. Life Insurance Company
MassMutual Holding Company
MassMutual Holding Company Two, Inc. (Sold in March 1996)
MassMutual of Ireland, Limited
MML Bay State Life Insurance Company
MML Distributors, LLC

    Subsidiaries of MassMutual Holding Company
    ------------------------------------------
    GR Phelps, Inc.
    MassMutual Holding Trust I
    MassMutual Holding Trust II
    MassMutual Holding MSC, Inc.
    MassMutual International, Inc.
    MassMutual Reinsurance Bermuda (Sold in December 1996)
    MML Investor Services, Inc.
    State House One (Liquidated in December 1996)

    Subsidiaries of MassMutual Holding Trust I
    ------------------------------------------
    Antares Leveraged Capital Corporation -- 98.5%
    Charter Oak Capital Management, Inc. -- 80.0%
    Cornerstone Real Estate Advisors, Inc.
    DLB Acquisition Corporation -- 84.8%
    Oppenheimer Acquisition Corporation -- 88.55%

    Subsidiaries of MassMutual Holding Trust II
    -------------------------------------------
    CM Advantage, Inc. -- (Liquidated in December 1997)
    CM International, Inc.
    CM Property Management, Inc. -- (Liquidated in December 1997)
    High Yield Management, Inc.
    MMHC Investments, Inc.
    MML Realty Management
    Urban Properties, Inc.
    Westheimer 335 Suites, Inc.

    Subsidiaries of MassMutual International
    ----------------------------------------
    Compensa de Seguros de Vida S.A. -- 33.5%
    MassLife Seguros de Vida (Argentina) S. A.
    MassMutual International (Bermuda) Ltd.
    Mass Seguros de Vida (Chile) S. A. -- 33.5%
    MassMutual International (Luxemburg) S. A.

    MassMutual Holding MSC, Incorporated
    MassMutual/Carlson CBO N. V. -- 100%
    MassMutual Corporate Value Limited -- 46%
    9048 -- 5434 Quebec, Inc.

Affiliates of Massachusetts Mutual Life Insurance Company
---------------------------------------------------------
MML Series Investment Fund
MassMutual Institutional Funds
Oppenheimer Value Stock Fund

                                    PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.  FINANCIAL STATEMENTS

    Financial Statements Included in Part A
    ---------------------------------------

    Condensed Financial Information

    Financial Statements Included in Part B
    ---------------------------------------

    The Registrant
    Report of Independent Accountants
    Statement of Assets and Liabilities as of December 31, 1997
    Statement of Operations for the period May 8, 1997 (date of commencement of operations) to December 31, 1997 Statement of Changes in Net Assets for the period May 8, 1997 (date of commencement of operations) to December 31, 1997
    Notes to Financial Statements

    The Depositor

    Report of Independent Accountants

    Statutory Statements of Financial Position as of December 31, 1997 and
    1996

    Statutory Statements of Income for the years ended December 31, 1997, 1996 and 1995

    Statutory Statements of Changes in Policyholders' Contingency Reserves for the years ended December 31, 1997, 1996 and 1995

    Statutory Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995

    Notes to Statutory Financial Statements

b.  EXHIBITS

    1. Memorandum executed on September 14, 1995 by David E. Sams, Jr. authorizing the establishment of the Separate Account.*

    2.  Not Applicable.

    3.  (i) Form of Principal Underwriting Agreement.*

        (ii)Form of Broker/Dealer Selling Agreement.**
        (iii)Form of Underwriting and Servicing Agreement.**

   4.(a)Form of Group Variable Deferred Annuity Contract.*

   4.(b)Form of Individual Retirement Annuity Endorsement.**

   5.   Form of Application Form.*

   6.   (i) Copy of Articles of Incorporation of the Company.*

        (ii)Copy of the Bylaws of the Company.*

   7.   Not Applicable.

   8.(a)Form of Fund Participation Agreement.*

   8.(b)Form of Master Agreement.*

   9.   Opinion of and Consent of Counsel.****

   10.  (i)Consent of Independent Accountants.*  ***

        (ii)Powers of Attorney.***

   11.  Not Applicable.

   12.  Not Applicable.

   13.  Not Applicable.

   14.  Not Applicable.

        * Incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed with the Securities and Exchange Commission on August 10, 1995.

       ** Incorporated by reference to registrant's Pre-Effective Amendment No.
          1 to the registration statement on Form N-4 for the CML/OFFITBANK Variable Annuity Separate Account (File No. 33-63301) as filed with the Securities and Exchange Commission on July 25, 1996.

      *** Incorporated by reference to Registration Statement File No. 333-
          22557, filed on February 28, 1997.

     **** Filed herewith


ITEM 25.  Directors and Officers of the Depositor

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past five years are listed below.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------------------------------------------------------
Name and Position                         Principal Occupation(s) During Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director               Chairman and Chief Executive Officer, since 1996, President and Chief Operating Of-
One Riverfront Plaza, HQE 2               ficer, 1990-1996, Corning, Inc.
Corning, NY  14831
-------------------------------------------------------------------------------------------------------------------------------
James R. Birle, Director                  Chairman, since 1997, and Founder, since 1994, President, 1994-1997, Resolute Part-
2 Soundview Drive                         ners, LLC; General Partner, Blackstone Group, 1988-1994
Greenwich, CT  06836
-------------------------------------------------------------------------------------------------------------------------------
Gene Chao, Director                       Chairman, President and CEO, Computer Projections, Inc., since 1991
733 SW Vista Avenue
Portland, OR  97205
-------------------------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director            Senior Vice President and Assistant General Counsel, SBC Communications Inc., since
175 East Houston, Room 4-A-70             1995; Special Counsel, Sullivan & Cromwell, 1993-1995; Assistant Secretary of State
San Antonio, TX  78205                    for Human Rights and Humanitarian Affairs, U.S. Department of State, 1992-1993
-------------------------------------------------------------------------------------------------------------------------------
Anthony Downs, Director                   Senior Fellow, The Brookings Institution, since 1977
1775 Massachusetts Ave., N.W.
Washington, DC  20036-2188
-------------------------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director                 President and Chief Operating Officer, United Meridian Corporation, since 1996;
1201 Louisiana, Suite 1400                Senior Vice President, Texaco, Inc. 1987-1996
Houston, TX  77002-5603
-------------------------------------------------------------------------------------------------------------------------------
William B. Ellis, Director                Senior Fellow, Yale University School of Forestry and Environmental Studies, since
31 Pound Foolish Lane                     1995; Chairman and Chief Executive Officer, Northeast Utilities, 1983-1995
Glastonbury, CT  06033
-------------------------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director                 Chairman, State Board of Trustees for the Hartford School System, since 1997; Presi-
1 State Street, Suite 2310                dent and Chief Executive Officer, Heublein, Inc., 1987-1996
Hartford, CT  06103
-------------------------------------------------------------------------------------------------------------------------------
Charles K. Gifford, Director              Chairman and Chief Executive Officer, since 1995, and President, 1989-1995, Bank-
100 Federal Street                        Boston, N.A. and Chairman, since 1998, and Chief Executive Officer, since 1985,
Boston, MA  02110                         BankBoston Corporation
-------------------------------------------------------------------------------------------------------------------------------
William N. Griggs, Director               Managing Director, Griggs & Santow, Inc., since 1983
75 Wall Street, 20th Floor
New York, NY  10005
-------------------------------------------------------------------------------------------------------------------------------
George B. Harvey, Director                Retired Chairman, President and CEO, Pitney Bowes, since 1996
One Landmark Square
Suite 1905, 19th Floor
Stamford, CT  06901
-------------------------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director          Director of various corporations, since 1972
1700 Old Welsh Road
Huntingdon Valley, PA  19006
-------------------------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director                Chairman, Lubar & Co. Incorporated, since 1977
700 North Water Street, Suite 1200
Milwaukee, WI  53202
-------------------------------------------------------------------------------------------------------------------------------
William B. Marx, Jr., Director            Retired Senior Executive Vice President, Lucent Technologies, since 1996; Executive
5 Peacock Lane                            Vice President and CEO Multimedia Products Group, AT&T, 1994-1996; Executive
Village of Golf, FL  33436-5299           Vice President and CEO, Network Systems Group, 1993-1994; Group Executive and
                                          President, AT&T Network Systems, 1989-1993
-------------------------------------------------------------------------------------------------------------------------------
John F. Maypole, Director                 Managing Partner, Peach State Real Estate Holding Company, since 1984
55 Sandy Hook Road - North
Sarasota, FL  34242
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
John J. Pajak, Director, President and    President and Chief Operating Officer, since 1996, Vice Chairman and Chief Admin-
Chief Operating Officer                   istrative Officer, 1996-1996, Executive Vice President, 1987-1996, MassMutual
1295 State Street
Springfield, MA  01111
-------------------------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director, Chairman     Chairman and Chief Executive Officer, since 1996, President and Chief Executive Of-
and Chief Executive Officer               ficer, 1988-1996, MassMutual
1295 State Street
Springfield, MA  01111
-------------------------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director                 Chairman and Chief Executive Officer, The Gillette Company, since 1991
Prudential Tower
Boston, MA  02199
-------------------------------------------------------------------------------------------------------------------------------

Executive Vice Presidents:

-------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                  Executive Vice President and General Counsel, since 1993, Senior Vice President and
1295 State Street                         Deputy General Counsel, 1992-1993, MassMutual
Springfield, MA  01111
-------------------------------------------------------------------------------------------------------------------------------
Peter J. Daboul                           Executive Vice President and Chief Information Officer, since 1997, Senior Vice
1295 State Street                         President, 1990-1997, MassMutual
Springfield, MA  01111
-------------------------------------------------------------------------------------------------------------------------------
John B. Davies                            Executive Vice President, since 1994, Associate Executive Vice President, 1994-1994,
1295 State Street                         General Agent, 1982-1993, MassMutual
Springfield, MA  01111
-------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                      Executive Vice President, since 1994, Corporate Financial Operations, 1994-1997,
1295 State Street                         Senior Vice President, 1991-1994
Springfield, MA  01111
-------------------------------------------------------------------------------------------------------------------------------
James E. Miller                           Executive Vice President, since 1997 and 1987-1996, MassMutual;
1295 State Street                         Senior Vice President, UniCare Life and Health Insurance
Springfield, MA 01111                     Company, 1996-1997
-------------------------------------------------------------------------------------------------------------------------------
John V. Murphy                            Executive Vice President, since 1997, MassMutual; Executive Vice President and
1295 State Street                         Chief Operating Officer, David L. Babson & Co., Inc., 1995-1997; Chief
Springfield, MA 01111                     Operating Officer, Concert Capital Management, Inc., 1993-1995; Senior Vice President
                                          and Chief Financial Officer, Liberty Financial Companies, 1977-1993
-------------------------------------------------------------------------------------------------------------------------------
Gary E. Wendlandt                         Executive Vice President and Chief Investment Officer, since 1993, Executive Vice
1295 State Street                         President, 1992-1993, MassMutual
Springfield, MA 01111
-------------------------------------------------------------------------------------------------------------------------------
Joseph M. Zubretsky                       Executive Vice President and Chief Financial Officer, since 1997, MassMutual; Chief
1295 State Street                         Financial Officer, 1996, HealthSource; Coopers & Lybrand, 1990-1996
Springfield, MA  01111
-------------------------------------------------------------------------------------------------------------------------------

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The assets of the Registrant, under state law, are assets of MassMutual.

The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

LIST OF SUBSIDIARIES AND AFFILIATES

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

2. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

3. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Connecticut life and health insurer, all the stock of which is owned by MassMutual.

5. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest herein.

6. MassMutual Holding Company, a Delaware holding company, all the stock of which is owned by MassMutual.

7. MassMutual of Ireland, Limited., incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

8. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

9. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares are owned by MassMutual.

10. G.R. Phelps & Company, Inc., Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

11. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, MassMutual Holding Company owns 86% of the capital stock and F.R. Phelps & Co., Inc. owns 14% of the capital stock of MML Investors Services, Inc..

12. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc.

13. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust I..

14. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

15. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

16. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

17. MML Securities Corporation, a "Massachusetts Securities Corporation", all of the stock of which is owned by MML Investors Services, Inc.

18. DISA Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

19. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

20. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, and is controlled by MML Insurance Agency, Inc.

21. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

22. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

23. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

24. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operated a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each owns 99% of the outstanding shares.

25. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 93% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

26. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

27. 9048-5434 Quebec, Inc., a Quebec corporation, which operates as the owner of hotel property in Montreal, Quebec, Canada. MassMutual Holdings MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

28. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 98.7% of the capital stock of Antares.

29. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

30. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

31. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for David L. Babson and Company, Incorporated. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

32. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC.

33. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB.

34. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

35. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

36. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

37. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation

38. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

39. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

40. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, 80% of the stock of which is owned by OppenheimerFunds, Inc.

41. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

42. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

43. Oppenheimer Real Asset Management, Inc., a commodity pool operator incorporated in Delaware, all the stock of which is owned by OppenheimerFunds, Inc.

44. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

45. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

46. Centennial Capital Corporation, a Delaware corporation that formerly sponsor a unit investment trust. Centennial Asset Management Corporation owns all the outstanding shares of Centennial Capital Corporation.

47. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

48. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

49. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

50. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

51. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

52. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

53. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO LLC, MassMutual High Yield Partners LLC and other MassMutual investments. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

54. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

55. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

56. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

57. MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the LLC Manager of MassMutual/Darby CBO LLC MMHC Investment, Inc. owns 50% of the capital stock of this company

58. MassMutual/Darby CBO LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual holds 1.79%, MMHC Investment holds 44.91% and MassMutual High Yield Partners LLC holds 2.39% of the ownership interest in this company.

59. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

60. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

61. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

62. MassMutual Internacional (Argentina) S.A., an Argentine corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

63. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

64. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

65. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

66. MassLife Seguros de Vida S.A., a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.9% of the outstanding capital stock of MassLife Seguros de Vida S.A.

67. MassMutual Services, S.A., an Argentine corporation, which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99.9% of the outstanding shares and MassMutual International, Inc. own 0.1% of the shares.

68. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Internacional (Chile S.A.) owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

69. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

70. Compania Seguros de Vida Corp, S.A., a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

71. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own a majority of the outstanding shares issued by the fund.

72. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

73. The DLB Fund Group, an open-end management investment company, advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series.

MassMutual acts as the investment adviser to each of the following investment companies and as such may be deemed to control them.

1. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

2. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

3. MassMutual Corporate Value Partners, Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

5. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

6. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

7. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each own 50% of the outstanding shares.

8. MassMutual/Darby CBO, LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual owns 1.79% , MMHC investment, Inc. owns 44.91% and MassMutual High Yield Partners LLC owns 2.39% of the ownership interest in this company.

Item 27.  Number of Participants

As of March 4, 1998, there were 2 Certificate Owners.

Item 28.  Indemnification

             MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

             Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

      (a) MML Distributors, LLC, a wholly owned subsidiary of MassMutual acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

    (b)(1)MML Distributors, LLC, is the principal underwriter of the Contracts. The following people are officers and member representatives of the principal underwriter.

                      OFFICERS AND MEMBER REPRESENTATIVES
                             MML DISTRIBUTORS, LLC

Kenneth M. Rickson      Member Representative       One Monarch Place
                        G.R. Phelps & Co., Inc.     1414 Main Street
                                                    Springfield, MA  01144-1013

Margaret Sperry         Member Representative       1295 State Street
                        Massachusetts Mutual        Springfield, MA  01111-0001
                        Life Insurance Co.

Kenneth M. Rickson      Chief Executive Officer,    One Monarch Place
                        President, and Main OSJ     1414 Main Street
                        Supervisor                  Springfield, MA 01144-1013

John E. Forrest         Vice President              One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA  01144-1013

Michael L. Kerley       Vice President              One Monarch Place
                        Assistant Secretary         1414 Main Street
                                                    Springfield, MA 01144-1013

Ronald E. Thomson       Vice President              One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

James T. Bagley         Treasurer                   1295 State Street
                                                    Springfield, MA 01111

Bruce C. Frisbie        Assistant Treasurer         1295 State Street
                                                    Springfield, MA 01111-0001

Raymond W. Anderson     Assistant Treasurer         140 Garden Street
                                                    Hartford, CT 06154

Ann F. Lomeli           Secretary                   1295 State Street
                                                    Springfield, MA 01111-0001

Eileen D. Leo           Assistant Secretary         One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

Marilyn A. Sponzo       Chief Legal Officer         One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

Robert Rosenthal        Compliance Officer          One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

Melissa Thompson        Registration Manager        One Monarch Place
                                                    1414 Main Street
                                                    Springfield, MA 01144-1013

Ruth B. Howe            Director of Continuing      One Monarch Place
                        Education                   1414 Main Street
                                                    Springfield, MA 01144-1013

Peter D. Cuozzo         Variable Life Supervisor    140 Garden Street
                        and Hartford OSJ            Hartford, CT  06154
                        Supervisor

Maureen Ford            Variable Annuity            140 Garden Street
                        Supervisor                  Hartford, CT  06154

Anne Melissa Dowling    Large Corporate Markets     140 Garden Street
                        Supervisor                  Hartford, CT  06154

Item 30.  Location of Accounts and Records

The Company at 1295 State Street, Springfield, Massachusetts 01111-0001 will maintain possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.  Management Services

       Not Applicable.

Item 32.   Undertakings

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old or so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual variable annuity contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, CML/OFFITBANK Separate Account, certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 2 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 2 to Registration Statement No. 33-63301 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 10th day of April, 1998.

                CML/OFFITBANK SEPARATE ACCOUNT

                MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                (Depositor)

                By: /s/ Thomas B. Wheeler(*)
                Thomas B. Wheeler, Chief Executive Officer
                Massachusetts Mutual Life Insurance Company

/s/ Richard M. Howe           On April 10, 1998, as Attorney-in-Fact pursuant to
*Richard M. Howe              powers of attorney.

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to Registration Statement No. 33-63301 has been signed by the following persons in the capacities and on the duties indicated.

     Signature                    Title                                Date
     ---------                    -----                                ----

/s/ Thomas B. Wheeler*     Chief Executive Officer and          April 10, 1998
----------------------     Chairman of the Board
Thomas B. Wheeler

/s/ John J. Pajak*         President, Chief Operating Officer   April 10, 1998
------------------         and Director
John J. Pajak

/s/ Joseph M. Zubretsky*   Executive Vice President,            April 10, 1998
------------------------   Chief Financial Officer &
Joseph M. Zubretsky        Chief Accounting Officer

/s/ Roger G. Ackerman           Director                             --
---------------------
Roger G. Ackerman

/s/ James R. Birle*             Director                       April 10, 1998
-------------------
James R. Birle

/s/ Gene Chao*                  Director                       April 10, 1998
--------------
Gene Chao, Ph.D.

/s/ Patricia Diaz Dennis*       Director                       April 10, 1998
-------------------------
Patricia Diaz Dennis

/s/ Anthony Downs*              Director                       April 10, 1998
------------------
Anthony Downs

/s/ James L. Dunlap*            Director                       April 10, 1998
--------------------
James L. Dunlap

/s/ William B. Ellis*           Director                       April 10, 1998
---------------------
William B. Ellis, Ph.D.

/s/ Robert M. Furek*            Director                       April 10, 1998
--------------------
Robert M. Furek

/s/ Charles K. Gifford*         Director                       April 10, 1998
-----------------------
Charles K. Gifford

/s/ William N. Griggs*          Director                       April 10, 1998
----------------------
William N. Griggs

/s/ George B. Harvey*           Director                       April 10, 1998
---------------------
George B. Harvey

/s/ Barbara B. Hauptfuhrer*     Director                       April 10, 1998
---------------------------
Barbara B. Hauptfuhrer

/s/ Sheldon B. Lubar*           Director                       April 10, 1998
---------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*       Director                       April 10, 1998
-------------------------
William B. Marx, Jr.

/s/ John F. Maypole*            Director                       April 10, 1998
--------------------

John F. Maypole


/s/ Alfred M. Zeien*            Director                       April 10, 1998
--------------------
Alfred M. Zeien



/s/ Richard M. Howe             On April 10, 1998, as Attorney-in-Fact pursuant
-------------------             to powers of attorney.
*  Richard M. Howe

                     REPRESENTATION BY REGISTRANT'S COUNSEL


As counsel to the Registrant, I, Lynn S. Mercier, have reviewed this Post Effective Amendment No. 2 to Registration Statement No. 33-63301, and represent, pursuant to the requirement of paragraph (3) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.



/s/ Lynn S. Mercier
Lynn S. Mercier
Attorney
Massachusetts Mutual Life
Insurance Company

                                INDEX TO EXHIBITS

EXHIBIT

   9      Opinion of and Consent of Counsel
   10 (i) Written Consent of Coopers & Lybrand L.L.P., Independent Accountants